UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22241

Partners Group Private Equity (Master Fund), LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2020
(Unaudited)

See the inside front cover for important information about access to your Fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the Fund, by calling 1-888-977-9790.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-977-9790 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Partners Group funds held in your account if you invest through a financial intermediary or all Partners Group funds held with the fund complex if you invest directly with the Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Six Months Ended September 30, 2020 (Unaudited)

Consolidated Schedule of Investments	1-15
Consolidated Statement of Assets and Liabilities	16
Consolidated Statement of Operations	17
Consolidated Statements of Changes in Net Assets	18
Consolidated Statement of Cash Flows	19
Consolidated Financial Highlights	20-21
Notes to Consolidated Financial Statements	22-36
Fund Expenses	37
Other Information	38

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2020 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Common Stocks (2.25%) Asia - Pacific (0.03%)	Industry	Acquisition Date	Shares	Fair Value
APA Group	Utilities	02/11/16	264,773	$1,958,447
Total Asia - Pacific (0.03%)				1,958,447

North America (1.06%)
American Tower Corp.	Communication	05/29/20	15,397	3,719,145
American Water Works Co., Inc.	Utilities	02/10/16	45,436	6,578,678
Ares Capital Corp.	Diversified Financial Services	02/10/16	297,954	4,156,458
Ares Management Corp.	Diversified Financial Services	06/28/19	69,187	2,795,155
Atmos Energy Corp.	Utilities	02/10/16	63,856	6,102,718
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	42,020	2,192,183
Canadian National Railway Co.	Transportation	05/14/19	39,645	4,196,632
CMS Energy Corp.	Utilities	11/01/19	45,505	2,794,007
Crown Castle International Corp.	Communication	02/10/16	28,327	4,712,480
Enbridge, Inc.	Utilities	02/10/16	69,661	2,028,341
Equinix Inc	Diversified Financial Services	07/31/20	3,067	2,328,282
Fortis Inc.	Utilities	12/18/17	67,200	2,733,824
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	113,782	2,415,624
KKR & Co., Inc.	Diversified Financial Services	02/10/16	73,162	2,511,652
Mersana Therapeutics, Inc.	Health Care	09/14/20	3,863	71,890
ONE Gas Inc	Utilities	09/04/20	12,615	870,435
Onex Corporation	Diversified Financial Services	02/10/16	40,832	1,810,579
Republic Services Inc.	Commercial & Professional Services	08/28/17	52,023	4,855,827
Solar Capital Ltd	Diversified Financial Services	08/28/17	218,969	3,464,090
TC Energy Corp.	Energy	11/01/19	50,342	2,106,415
Union Pacific Corp.	Transportation	06/24/16	17,379	3,420,187
Waste Management Inc	Utilities	07/02/20	12,070	1,365,962
Total North America (1.06%)				67,230,564

Western Europe (1.16%)
Ackermans & van Haaren N.V.	Industrial Services	06/28/19	6,427	833,618
Aena SA	Transportation	12/21/18	34,249	4,791,728
BBGI SICAV S.A.	Diversified Financial Services	03/21/19	2,500,000	5,546,766
Brilliant Circle Holdings International Ltd.	Industrial Services	04/14/11	7,165,466	355,214
Cellnex Telecom SA	Communication	05/15/19	78,678	4,798,003
EQT AB	Diversified Financial Services	04/06/20	71,206	1,378,687
Gimv N.V.	Diversified Financial Services	02/10/16	79,666	4,456,513
HBM Healthcare Investments AG	Diversified Financial Services	04/07/20	4,147	1,214,197
HgCapital Trust PLC	Diversified Financial Services	02/12/16	1,690,335	6,152,246
HICL Infrastructure Co Ltd	Diversified Financial Services	03/24/16	2,682,763	5,751,079
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	06/28/19	160,478	1,626,725

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2020 (Unaudited) (continued)

Common Stocks (continued) Western Europe (continued)	Industry	Acquisition Date	Shares	Fair Value
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	120,580	$1,856,819
Investor AB	Diversified Financial Services	08/28/17	46,617	3,057,104
Italgas SpA	Utilities	05/29/20	474,524	2,999,513
Kinnevik AB	Diversified Financial Services	04/06/20	74,182	3,029,304
National Grid PLC	Utilities	02/10/16	378,176	4,348,842
NB Private Equity Partners Ltd	Diversified Financial Services	11/06/19	137,871	1,721,998
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	108,144	2,908,361
Sofina SA	Diversified Financial Services	01/10/18	8,735	2,381,714
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	663,107	4,659,714
Veolia Environnement SA	Utilities	08/28/17	80,052	1,729,281
Vinci SA	Transportation	02/10/16	69,765	5,851,523
Wendel SA	Diversified Financial Services	12/21/18	17,272	1,566,775
Total Western Europe (1.16%)				73,015,724

Total Common Stocks (Cost $126,742,216)(2.25%)				$142,204,735

Private Equity Investments (88.24%) Direct Investments * (67.17%) Direct Equity (53.82%)	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (3.88%)
AAVAS Financiers Limited +, a, b, c	Common equity	06/23/16	4,932,728	$87,672,679
Argan Mauritius Limited +, a	Common equity	05/09/16	106,215	21,955,289
Continuity CNC Capital Ltd. +, a	Common equity	03/03/18	102,111	2,221,419
Continuity CNC Capital Ltd. +, a, d	Member interest	03/03/18	—	27,901,822
Huntress Co-Investment L.P., 1 +, a, b, d	Limited partnership interest	04/08/16	—	47,808,734
Kowloon Co-Investment, L.P. +, a, d	Limited partnership interest	11/04/15	—	4,134,352
Murra Warra Asset Hold Trust +, a, b	Common equity	09/10/18	13,186,543	21,988,059
Murra Warra II Asset Hold Trust +, a, b, e	Common equity	07/30/20	5,402,025	1,624,542
Murra Warra II Project Hold Trust +, a, b, e	Common equity	07/30/20	10	406,136
Murra Warra Project Hold Trust +, a, b	Common equity	09/10/18	429,366	5,497,016
The Baring Asia Private Equity Fund VI Co-Investment L.P. +, a, d	Limited partnership interest	12/30/16	—	1,678,233
TPG Upswing Co-invest, L.P. +, a, d	Limited partnership interest	01/10/19	—	21,681,720
Total Asia - Pacific (3.88%)				244,570,001

North America (27.58%)
Acrisure Holdings, Inc. +, a	Preferred equity	12/10/18	75,000,000	94,880,635
Acrisure Investment Holdings, LLC +, a, d	Member interest	11/21/16	—	5,827,958
Affordable Care Holding Corp. +, a	Common equity	10/22/15	101,176	12,622,209
Alliant Holdings, Inc. +, a	Preferred equity	01/18/19	23,400	24,745,490
AP VIII Prime Security Services Holdings, L.P. +, a, d	Limited partnership interest	05/02/16	—	12,839,722
Apollo Co-Investors (MHE), L.P. +, a, d	Limited partnership interest	05/21/13	—	1,969,021
AqGen Island Intermediate Holdings II, Inc. +, a	Common equity	12/03/15	1,220	2,782,007
AqGen Island Intermediate Holdings II, Inc. +, a	Preferred equity	03/27/19	3,621	17,341,874
Astorg VII Co-Invest ERT +, a, d	Limited partnership interest	01/31/20	—	41,354,380
BCPE Hercules Holdings, LP +, a, d	Limited partnership interest	07/30/18	—	32,357,867
CapitalSpring Finance Company, LLC +, a	Common equity	10/03/14	3,020,546	5,089,410
CB Poly Holdings, LLC +, a	Preferred equity	08/16/16	171,270	27,896,565
Confluent Health, LLC +, a, b	Common equity	05/30/19	27,260	31,387,809
ConvergeOne Investment L.P. +, a	Common equity	07/03/19	2,888	2,451,796
Desserts LLC +, a	Preferred equity	02/08/16	7,989	12,735,553
ECP Parent, LLC +, a, b	Common equity	02/18/20	100,000,000	100,000,000
Elgin Co-Investment, L.P.2 +, a, d	Limited partnership interest	11/28/16	—	46,141,523
EnfraGen LLC +, a, b, c	Common equity	09/17/19	37,786	48,036,019
EQT Infrastructure IV Co-Investment (B) SCSp +, a, d	Limited partnership interest	03/09/20	—	109,661,585
EQT VIII Co-Investment (C) SCSp +, a, d	Limited partnership interest	01/28/19	—	49,716,566

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2020 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
North America (27.58%) (continued)
EXW Coinvest L.P. +, a, d	Limited partnership interest	06/22/16	—	$62,122,768
Gemini Global Holdings Investor, LLC +, a, d	Member interest	06/17/11	—	6,813,999
GlobalLogic Worldwide Holdings, Inc. +, a, b	Common equity	08/01/18	701,927	181,966,472
Healthgrades, Inc. +, a	Common equity	01/04/19	1,616	199,046
KKR Enterprise Co-Invest AIV A L.P. +, a, d	Limited partnership interest	07/31/20	—	1,046,040
KKR Enterprise Co-Invest L.P. +, a	Common equity	10/09/18	9,136	—
LT Co-Borrower, LLC +, a, d	Member interest	06/24/20	—	2,712,807
LTF Holdings, Inc. +, a	Common equity	01/06/20	3,132,000	62,777,050
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	342	383,850
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	33,900	208,495
MHS Blocker Purchaser L.P. +, a, b, d	Limited partnership interest	03/10/17	—	45,799,573
NDES Holdings, LLC +, a	Preferred equity	09/19/11	500,000	6,071,615
NTS Holding Corporation, Inc. +, a	Common equity	11/21/13	2,740	2,167,659
NTS Holding Corporation, Inc. +, a	Preferred equity	04/21/17	70	473,334
OHCP IV SF COI, L.P. +, a, b, d	Limited partnership interest	01/31/18	—	25,001,351
Onecall Holdings, L.P. +, a, b, d	Limited partnership interest	11/29/17	—	115,415,192
Onex Fox, L.P. +, a, d	Limited partnership interest	04/25/19	—	45,144,868
PG BRPC Investment, LLC +, a, b	Common equity	08/01/19	32,079	43,959,223
Polaris Investment Holdings, L.P +, a, d	Limited partnership interest	06/07/16	—	29,351,678
Safari Co-Investment L.P. +, a, d	Limited partnership interest	03/14/18	—	6,932,158
Shermco Intermediate Holdings, Inc. +, a	Common equity	06/05/18	1,095	1,974,524
Shingle Coinvest LP +, a, d	Limited partnership interest	05/29/18	—	83,989,737
SIH RP HoldCo LP +, a	Common equity	09/10/19	5,018,277	42,550,476
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. +, a, d	Limited partnership interest	05/14/12	—	66,174
SLP West Holdings Co-Invest Feeder II, L.P. +, a, d	Limited partnership interest	08/18/17	—	33,604,878
SnackTime PG Holdings, Inc. +, a, b	Common equity	05/23/18	12	67,779,427
SnackTime PG Holdings, Inc. +, a, b, d	Member interest	05/23/18	—	17,369,559
TA Buckeye Parent, LLC +, a	Common equity	06/28/19	21,985,058	126,579,523
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	7,373,495
Velocity Holdings Corp. +, a	Common equity	08/06/12	3,749,777	12,888,910
Vistria Catapult Holdings, Inc. +, a	Preferred equity	09/30/19	18,028	26,854,553
Total North America (27.58%)				1,739,416,423

Rest of World (2.18%)
Carlyle Retail Turkey Partners, L.P. +, a, d	Limited partnership interest	07/11/13	—	4,777,349
Heket Holdings S.à.r.l. +, a	Preferred equity	09/25/19	11,988,920	20,633,985
Heket Holdings S.à.r.l. +, a	Common equity	09/25/19	271,743	111,698,808
Total Rest of World (2.18%)				137,110,142

South America (0.26%)
Centauro Co-Investment Fund, L.P. +, a, d	Limited partnership interest	11/28/13	—	10,650,153
GTS II Cayman Corporation +, a, c	Common equity	07/24/13	2,824	5,830,169
Total South America (0.26%)				16,480,322

Western Europe (19.92%)
Aston Lux Acquisitions S.à.r.l +, a, d	Limited partnership interest	11/28/19	—	3,827,953
Astorg Co-Invest SGG, FCPI +, a, b, d	Limited partnership interest	02/10/16	—	71,291,135
Camelia Investment 1 Limited +, a, b	Preferred equity	10/12/17	6,768,617,529	116,158,936
Camelia Investment 1 Limited +, a, b	Common equity	10/12/17	86,824	45,126,373
Capri Acquisitions Topco Limited +, a	Preferred equity	11/01/17	64,960,457	94,420,201
Capri Acquisitions Topco Limited +, a	Common equity	11/01/17	47,027	123,913,862
Ceramtec Co-Investment (1) L.P. +, a, d	Limited partnership interest	02/20/18	—	29,961,588
Ciddan S.a.r.l. +, a	Preferred equity	09/15/17	23,249,522	30,281,765
Ciddan S.a.r.l. +, a	Common equity	09/15/17	12,263,242	74,793,304

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2020 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Western Europe (19.92%) (continued)
EQT Jaguar Co-Investment SCSp +, a, b, d	Limited partnership interest	11/30/18	—	$65,265,655
EQT VIII Co-Investment (D) SCSp +, a, d	Limited partnership interest	10/01/19	—	107,080,713
Eurodrip Co-Investment Fund I, L.P. +, a, d	Limited partnership interest	03/18/13	—	8,171,650
Fides S.p.A +, a	Common equity	12/15/16	1,096,526	3,313,317
Frontmatec Holding III ApS +, a	Common equity	09/23/16	248,257,489	24,233,274
Global Blue Group Holding AG +, a	Common equity	09/11/20	97,520	677,764
Global Blue Holding LP +, a, c, d	Limited partnership interest	07/31/12	—	11,223,154
Hogan S.a.r.l. +, a	Preferred equity	12/22/11	1,810,271	1,351,044
Hogan S.a.r.l. +, a	Common equity	12/22/11	272,221	1
Kaffee Partner Holding GmbH +, a, d	Member interest	11/01/17	—	1,352,529
Kaffee Partner Holding GmbH +, a	Common equity	11/01/17	1,237	1
KKR Matterhorn Co-Invest L.P. +, a, d	Limited partnership interest	11/02/12	—	1,414,105
KKR Traviata Co-invest L.P. +, a, d	Limited partnership interest	12/18/19	—	101,113,445
Luxembourg Investment Company 261 S.à.r.l. +, a	Common equity	07/31/18	1,521	51,046,197
Luxembourg Investment Company 261 S.à.r.l. +, a, d	Member interest	07/31/18	—	55,645,005
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Preferred equity	08/22/19	7,865,820	20,094,019
Luxembourg Investment Company 285 S.à.r.l. +, a, b, d	Member interest	08/22/19	—	19,273,874
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Common equity	08/22/19	6,999,953	10,057,675
Luxembourg Investment Company 293 S.à.r.l. +, a, b	Common equity	06/26/19	10,752,136	24,803,573
Luxembourg Investment Company 293 S.à.r.l. +, a, b, d	Member interest	06/26/19	—	17,019,733
Luxembourg Investment Company 314 S.à.r.l. +, a, b	Common equity	08/22/19	192,000	1
PG Lion Management Warehouse S.C.S +, a, b, d	Limited partnership interest	08/22/19	—	1,371,240
Polyusus Lux XVI S.a.r.l. +, a, b	Common equity	05/23/18	44,442,345	—
Polyusus Lux XVI S.a.r.l. +, a, b	Preferred equity	05/23/18	244,659,996	19,349,135
Quadriga Capital IV Investment Holding II L.P. +, a, b, d	Limited partnership interest	09/09/16	—	41,051,844
R&R Co-Invest FCPR +, a, d	Limited partnership interest	07/05/13	—	3,941,966
Root JVCo S.à r.l +, a, b	Preferred equity	09/29/20	6,285,440	21,753,696
Root JVCo S.à r.l. +, a, b, d	Member interest	09/29/20	—	36,248,909
Root JVCo S.à r.l. +, a, b	Common equity	09/29/20	1,957,760	2,417,247
S.TOUS, S.L +, a	Common equity	10/06/15	622	17,209,676
Total Western Europe (19.92%)				1,256,255,559

Total Direct Equity (53.82%)				$3,393,832,447

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (13.35%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (1.02%)
Casmar (Australia) PTY Ltd. +, a	Cash 5.50% + L (1.00% Floor)^^	04/11/17	12/20/23	Senior	$6,875,874	$5,607,812
Casmar (Australia) PTY Ltd. +, a	Cash 9.25% + BBSY (1.00% Floor)††	12/20/16	12/20/24	Second Lien	12,811,375	10,585,403
Healing Quest +, a	PIK 14.50%	01/31/18	01/31/23	Mezzanine	7,301,838	7,793,596
Snacking Investments BidCo Pty Limited +, a	Cash 8.50% + BBSY (1.00% Floor)†	12/23/19	12/17/27	Second Lien	32,942,073	34,092,263
Snacking Investments BidCo Pty Limited +, a	Cash 4.00% + L (1.00% Floor)^	01/15/20	12/18/26	Senior	1,293,500	1,288,656
Stiphout Finance, LLC +, a	Cash 3.00% + L (1.00% Floor)^	10/30/15	10/26/22	Senior	4,790,573	4,787,255
Total Asia - Pacific (1.02%)						64,154,985

North America (8.75%)
8th Avenue Food & Provisions, Inc. +, a	Cash 3.75% + L^	11/13/18	10/01/25	Senior	1,473,750	1,464,849
Achilles Acquisition LLC +, a	Cash 4.00% + L^	12/14/18	10/13/25	Senior	1,083,515	1,067,263

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2020 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Acrisure LLC +, a	Cash 3.50% + L^^	03/27/20	02/15/27	Senior	$1,094,500	$1,060,100
Affordable Care Holding Corp. +, a	Cash 9.50% + L (1.00% Floor)^^	10/22/15	04/22/23	Second Lien	17,063,327	16,325,938
AI Alpine AT BidCo GmBH +, a	Cash 3.50% + E###	11/30/18	10/31/25	Senior	1,415,436	1,360,663
Aldevron, L.L.C. +, a	Cash 4.25% + L (1.00% Floor)^^	12/12/19	10/12/26	Senior	1,194,000	1,196,484
Alliant Holdings Intermediate, LLC +, a	Cash 3.25% + L^^	06/03/19	05/09/25	Senior	1,283,750	1,263,024
Altra Industrial Motion Corp. +, a	Cash 2.00% + L^^	11/21/18	10/01/25	Senior	1,067,164	1,039,823
Applovin Corporation +, a	Cash 4.00% + L^^	04/29/20	08/15/25	Senior	1,791,000	1,769,732
AqGen Ascensus, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	03/27/19	12/03/23	Second Lien	68,681,600	68,606,050
AthenaHealth, Inc. +, a	Cash 4.50% + L^^	03/13/19	02/11/26	Senior	2,462,500	2,434,797
Avantor, Inc. +, a	Cash 3.00% + L (1.00% Floor)^	12/22/17	11/21/24	Senior	4,219,707	4,381,000
Banff Merger Sub Inc. +, a	Cash 4.25% + L^	10/18/18	10/02/25	Senior	1,375,500	1,339,242
Berry Global, Inc. +, a	Cash 2.00% + L^^	08/05/19	07/01/26	Senior	2,468,750	2,401,785
Bioclinica Holding I, L.P. +, a	Cash 8.25% + L (1.00% Floor)^^	11/04/16	10/20/24	Second Lien	20,335,000	20,750,000
Blackhawk Network Holdings, Inc +, a	Cash 3.00% + L^^	08/12/19	06/15/25	Senior	984,887	931,796
Bracket Intermediate Holding Corp +, a	Cash 4.25% + L^^	10/04/18	09/05/25	Senior	1,470,000	1,443,048
Bright Horizons Family Solutions, Inc. +, a	Cash 1.75% + L (0.75% Floor)^	02/21/18	11/07/23	Senior	5,834,058	5,662,707
Brookfield WEC Holdings, Inc. +, a	Cash 3.00% + L (0.75% Floor)^	09/12/18	08/01/25	Senior	997,312	974,513
CapitalSpring Finance Company, LLC +, a	Cash 8.00%	03/01/17	02/10/23	Mezzanine	8,191,138	7,806,155
CapitalSpring Finance Company, LLC +, a	PIK 5.00%	03/01/17	02/10/23	Mezzanine	3,036,322	2,182,930
CDRH Parent, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^^	08/06/14	07/01/22	Second Lien	9,900,000	—
Centralsquare Technologies, LLC +, a	Cash 3.75% + L^^	10/16/18	08/29/25	Senior	982,500	884,918
Charter NEX US, Inc. +, a	Cash 3.25% + L^^	05/31/19	05/16/24	Senior	1,463,811	1,433,013
CommScope, Inc. +, a	Cash 3.25% + L^	04/26/19	04/06/26	Senior	990,000	967,106
Composite Resins Holding B.V. +, a	Cash 4.25% + L (1.00% Floor)^^	08/28/18	08/01/25	Senior	488,750	483,862
Conservice Midco, LLC, +, a	Cash 4.25% + L^^	05/07/20	05/13/27	Senior	1,700,000	1,685,125
Conterra Ultra Broadband Holdings, Inc. +, a	Cash 4.50% + L^	06/06/19	04/30/26	Senior	1,678,750	1,661,962
ConvergeOne Holdings, Inc. +, a	Cash 5.00% + L^	03/27/19	04/01/26	Senior	2,955,000	2,714,906
ConvergeOne Holdings, Inc. +, a	Cash 8.50% + L^	04/15/19	01/04/27	Second Lien	28,875,000	25,638,112
Covenant Surgical Partners, Inc. +, a, f	Cash 4.00% + L^	11/01/19	07/01/26	Senior	247,500	—
Covenant Surgical Partners, Inc. +, a	Cash 4.00% + L^	11/01/19	07/01/26	Senior	1,237,547	1,140,604
Crown Subsea Communications Holding, Inc. +, a	Cash 6.00% + L^^	11/14/18	11/02/25	Senior	1,519,460	1,516,611
CSC Holdings, LLC +, a	Cash 2.25% + L^	12/07/18	01/15/26	Senior	1,972,469	1,910,010
DCert Buyer, Inc. +, a	Cash 4.00% + L^^	10/24/19	10/16/26	Senior	1,492,500	1,477,165
Deerfield Dakota Holding, LLC +, a	Cash 3.75% + L (1.00% Floor)^^	03/05/20	03/05/27	Senior	997,500	994,827
Dell International L.L.C. +, a	Cash 2.00% + L (0.75% Floor)^^	10/15/19	09/19/25	Senior	1,347,411	1,342,601
Delta 2 (Lux) S.A.R.L +, a	Cash 2.50% + L (1.00% Floor)^	03/01/18	02/01/24	Senior	1,997,500	1,948,340
Dentalcorp Perfect Smile ULC +, a	Cash 3.75% + L (1.00% Floor)^	04/04/19	06/06/25	Senior	1,768,342	1,678,448
Diamond Sports Group, LLC +, a	Cash 3.25% + L^	09/18/19	08/24/26	Senior	990,000	795,886
Diligent Corporation +, a	Cash 6.25% + L (1.00% Floor)^^	04/29/16	05/31/24	Senior	28,314,197	28,593,329
Diligent Corporation +, a	Cash 6.25% + L (1.00% Floor)^	01/19/18	04/14/22	Senior	1,203,661	1,204,617
Envision Healthcare Corporation +, a	Cash 3.75% + L^	10/25/18	10/10/25	Senior	2,947,500	2,132,030
Envision Healthcare Corporation +, a, e	Cash 4.50% + L (1.00% Floor)^^	04/27/20	10/10/25	Senior	35,352,530	27,302,759

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2020 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Explorer Holdings, Inc. +, a	Cash 8.00% + L (0.50% Floor)^	02/04/20	02/04/28	Second Lien	$22,645,000	$21,741,464
Femur Buyer, Inc. +, a	Cash 4.50% + L^^	03/26/19	03/05/26	Senior	2,962,500	2,700,808
Flex Acquisition Company, Inc. +, a	Cash 3.25% + L^	07/30/18	06/29/25	Senior	978,518	952,084
GC EOS Buyer, Inc. +, a	Cash 4.50% + L^	07/18/19	08/01/25	Senior	1,974,811	1,832,625
Gentiva Health Services, Inc. +, a	Cash 3.25% + L^^	09/18/18	07/02/25	Senior	1,836,494	1,802,069
GFL Environmental Inc. +, a	Cash 3.00% + L (1.00% Floor)^	12/05/18	05/30/25	Senior	1,889,555	1,883,773
GHX Ultimate Parent Corporation +, a	Cash 3.25% + L (1.00% Floor)^^	09/17/18	06/22/24	Senior	977,033	959,124
Gopher Sub, Inc. +, a	Cash 3.00% + L (0.75% Floor)^	03/02/18	02/03/25	Senior	3,050,501	2,953,447
GTT Communications, Inc. +, a	Cash 2.75% + L^	07/02/18	05/31/25	Senior	4,301,000	3,727,161
Heartland Dental, LLC +, a	Cash 3.50% + L^	05/15/18	04/30/25	Senior	2,870,925	2,713,186
Hexion Inc. +, a	Cash 3.50% + L^^	08/09/19	07/01/26	Senior	1,382,500	1,366,256
Hornblower Sub, LLC +, a	Cash 4.50% + L^^	05/01/19	04/27/25	Senior	948,853	799,409
Huntsman Holdings, LLC +, a	Cash 5.00% + L (0.75% Floor)^	12/17/18	09/25/24	Senior	1,273,737	1,265,974
Husky Injection Molding Systems Ltd. +, a	Cash 3.25% + L (1.00% Floor)^^	07/15/19	03/28/25	Senior	983,718	932,466
Hyland Software, Inc. +, a, e	Cash 3.50% + L^^	09/25/20	06/22/25	Senior	1,000,000	997,290
Idera, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	12/17/18	06/27/24	Senior	1,273,677	1,260,411
Infoblox Inc. +, a	Cash 4.50% + L^	11/21/16	11/07/23	Senior	4,055,745	4,170,061
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + L (1.00% Floor)^	10/05/18	07/03/24	Senior	1,346,264	1,154,422
LogMeIn, Inc. +, a	Cash 4.75% + L^^	09/03/20	08/31/27	Senior	3,000,000	2,904,390
LogMeIn, Inc. +, a	Cash 9.00% + L^	09/11/20	08/31/28	Second Lien	17,925,000	17,835,375
Loire UK Midco 3 Limited +, a	Cash 3.50% + L^^^	01/24/20	01/22/27	Senior	1,396,500	1,365,079
LTI Holdings, Inc. +, a	Cash 3.50% + L^	10/22/18	09/06/25	Senior	980,000	915,075
McAfee, LLC +, a	Cash 3.75% + L^^	07/19/19	09/30/24	Senior	492,462	489,616
McAfee, LLC +, a	Cash 4.50% + L (1.00% Floor)^	02/02/18	09/27/24	Senior	3,352,956	3,346,625
MediaOcean, LLC +, a	Cash 3.75% + L^	09/10/20	08/18/25	Senior	1,296,742	1,293,500
Messer Industries USA, Inc. +, a	Cash 2.50% + L^^	04/26/19	03/01/26	Senior	1,379,000	1,352,930
Mitchell International, Inc. +, a	Cash 3.25% + L^	12/21/17	11/29/24	Senior	5,208,301	5,035,197
MLN US HoldCo LLC +, a	Cash 4.50% + L^	12/07/18	11/30/25	Senior	1,083,500	931,133
Navicure, Inc. +, a	Cash 4.00% + L (0.75% Floor)^^	09/29/20	10/22/26	Senior	1,000,000	993,750
Navicure, Inc. +, a	Cash 4.00% + L^^	11/19/19	10/22/26	Senior	1,393,000	1,364,854
Netsmart, Inc. +, a	Cash 3.75% + L (1.00% Floor)^	07/16/18	04/19/23	Senior	2,256,139	2,255,428
Netsmart, Inc. +, a	Cash 7.50% + L (1.00% Floor)^^	05/05/16	10/19/23	Second Lien	21,816,000	22,725,000
Nexstar Broadcasting +, a	Cash 2.75% + L^	10/02/19	09/21/26	Senior	1,440,938	1,412,234
Northwest Fiber, LLC +, a	Cash 5.50% + L^^	05/21/20	04/30/27	Senior	1,000,000	1,000,835
NSM Top Holdings Corp. +, a	Cash 5.25% + L^^	11/26/19	11/16/26	Senior	1,488,750	1,434,783
NTS Technical Systems +, a	Cash 6.25% + L (1.00% Floor)^	06/19/15	06/12/21	Senior	6,937,822	6,870,383
OEConnection LLC +, a	Cash 4.00% + L^^	10/28/19	09/25/26	Senior	2,143,172	2,119,062
Panther BF Aggregator 2 LP +, a	Cash 3.50% + L^	05/14/19	04/30/26	Senior	1,188,000	1,161,276
Peak 10 Holding Corporation +, a	Cash 3.50% + L^^	06/18/19	08/01/24	Senior	1,969,543	1,696,978
Pearl Intermediate Parent, LLC +, a	Cash 2.75% + L^	03/16/18	02/14/25	Senior	3,702,757	3,599,375
Perforce Software, Inc. +, a	Cash 3.75% + L^^	07/22/19	07/01/26	Senior	1,683,032	1,656,474
Pet Holdings ULC +, a	Cash 5.50% + L (1.00% Floor)^^	07/08/16	07/05/22	Senior	9,451,008	8,595,601
PetVet Care Centers, LLC +, a	Cash 3.25% + L^	04/12/19	02/14/25	Senior	1,178,947	1,157,579
PG&E Corporation +, a	Cash 4.50% + L (1.00% Floor)^^	08/11/20	06/23/25	Senior	1,995,000	1,958,422
Plano Molding Company, LLC +, a	Cash 7.50% + L (1.00% Floor)^^	05/12/15	05/12/21	Senior	4,534,647	2,278,872
Plano Synergy Holding Inc +, a	Cash 7.50% + L (1.00% Floor)^^; PIK 1.50%	08/07/20	05/12/22	Senior	339,123	338,073
Pluto Acquisition I, Inc. +, a	Cash 5.00% + L^^	08/16/19	06/22/26	Senior	1,485,000	1,481,287
Pre-Paid Legal Services, Inc. +, a, e	Cash 4.00% + L (0.75% Floor)^^	09/11/20	05/01/25	Senior	400,000	390,000
Pre-Paid Legal Services, Inc. +, a	Cash 3.25% + L^	05/07/19	05/01/25	Senior	1,440,750	1,396,325
Procera Networks, Inc. +, a	Cash 4.50% + L^^	11/20/18	10/31/25	Senior	1,144,395	1,098,619

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2020 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Project Boost Purchaser, LLC +, a	Cash 3.50% + L^^	07/19/19	06/01/26	Senior	$1,782,000	$1,732,104
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	01/29/18	01/29/26	Second Lien	13,604,350	11,388,223
Quintiles IMS Inc. +, a	Cash 2.00% + E (0.50% Floor)##	06/22/18	06/11/25	Senior	3,065,328	3,061,725
Radiate HoldCo, LLC +, a	Cash 3.00% + L (0.75% Floor)^^	07/16/19	02/01/24	Senior	1,390,146	1,370,170
Radiology Partners, Inc. +, a	Cash 4.25% + L^^^^	09/11/18	07/09/25	Senior	1,903,933	1,832,059
Redstone Holdco 2 LP +, a, e	Cash 5.00% + L (1.00% Floor)^^	07/01/20	09/01/27	Senior	1,700,000	1,695,750
Refinitiv US Holdings Inc. +, a	Cash 3.25% + L^	11/19/18	10/01/25	Senior	2,947,500	2,922,623
Restaurant Technologies, Inc. +, a	Cash 3.25% + L^^	10/26/18	10/01/25	Senior	491,250	473,442
Rocket Software, Inc. +, a	Cash 4.25% + L^	12/05/18	11/28/25	Senior	1,674,500	1,647,289
S2P Acquisition Borrower, Inc +, a	Cash 4.00% + L^	10/07/19	08/14/26	Senior	990,000	981,090
Safe Fleet Holdings LLC +, a, b	Cash 3.00% + L (1.00% Floor)^	03/05/18	02/03/25	Senior	2,900,687	2,747,642
SCIH Salt Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^^	03/03/20	03/16/27	Senior	997,500	998,747
Shearer’s Foods, LLC +, a, e	Cash 7.75% + L (1.00% Floor)^^	09/15/20	09/22/28	Second Lien	1,000,000	990,840
Shearer’s Foods, LLC +, a	Cash 4.00% + L (0.75% Floor)^^	09/25/20	09/23/27	Senior	33,755	33,503
Shearer’s Foods, LLC +, a	Cash 4.25% + L (1.00% Floor)^^	05/17/18	06/30/21	Senior	3,136,245	3,154,371
Shermco Intermediate Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/24	Senior	24,572,143	25,344,118
Sorenson Communications, LLC +, a	Cash 6.50% + L^^	05/06/19	04/29/24	Senior	756,383	757,956
Sound Inpatient Physicians, Inc +, a	Cash 3.00% + L^	08/23/18	06/27/25	Senior	1,365,000	1,342,532
SS&C Technologies, Inc. +, a	Cash 2.25% + L^	12/07/18	04/16/25	Senior	3,243,164	2,184,880
SSH Group Holdings, Inc. +, a	Cash 4.25% + L^^	09/11/18	07/30/25	Senior	3,437,387	3,276,964
Star US Bidco, LLC +, a	Cash 4.25% + L (1.00% Floor)^	03/03/20	03/17/27	Senior	1,296,750	1,229,753
T-Mobile USA, Inc. +, a	Cash 3.00% + L^^	04/28/20	04/01/27	Senior	1,097,250	1,097,738
Telenet Financing USD LLC +, a	Cash 2.00% + L^^^	01/24/20	04/30/28	Senior	2,400,000	2,322,000
The Ultimate Software Group Inc. +, a	Cash 4.00% + L (0.75% Floor)^^	06/18/20	05/04/26	Senior	1,000,000	998,565
TLP Finance Holdings, LLC +, a	Cash 7.50% + L (1.00% Floor)^	02/26/19	02/26/26	Mezzanine	46,257,750	46,072,719
Tosca Services LLC +, a	Cash 4.25% + L(1.00% Floor)^^	08/21/20	08/18/27	Senior	1,000,000	1,001,565
Utz Quality Foods, LLC +, a	Cash 3.50% + L^	01/16/18	11/14/24	Senior	3,654,505	3,661,951
VeriFone Systems, Inc. +, a	Cash 4.00% + L^^	09/25/18	08/20/25	Senior	4,637,499	4,163,384
Vertical Midco GmbH +, a	Cash 4.25% + L^^	09/09/20	07/30/27	Senior	4,000,000	3,973,580
VS Buyer, LLC +, a	Cash 3.25% + L^	02/19/20	02/28/27	Senior	1,990,000	1,965,125
West Corporation +, a	Cash 3.50% + L (1.00% Floor)^^	04/20/18	10/10/24	Senior	3,512,000	3,195,692
WP CityMD Bidco LLC +, a	Cash 4.50% + L (1.00% Floor)^^	09/01/19	08/13/26	Senior	2,977,500	2,967,272
Zayo Group Holdings, Inc. +, a	Cash 3.00% + L^	02/20/20	03/09/27	Senior	2,885,500	2,805,600
Total North America (8.75%)						552,025,262

Rest of World (0.54%)
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.25% + L^^^	10/05/18	07/10/25	Senior	20,368,074	19,657,796
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.00% + E###	10/05/18	09/29/25	Senior	2,401,128	2,316,173
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 7.25% + E###	10/11/18	07/10/26	Second Lien	12,553,388	12,428,957
Total Rest of World (0.54%)						34,402,926

Western Europe (3.04%)
AI Convoy (Luxembourg) S.a.r.l. +, a	Cash 3.50% + L (1.00% Floor)^^	01/31/20	01/20/27	Senior	1,890,500	1,869,232
AI Ladder (Luxembourg) Subco S.à.r.l. +, a	Cash 4.50% + L^	08/07/18	07/09/25	Senior	2,289,580	2,192,273
AI PLEX AcquiCo GmbH +, a	Cash 5.00% + L^^^	08/23/19	07/31/26	Senior	4,969,962	4,479,179
Aston Finco S.à.r.l. +, a	Cash 4.25% + L^^	11/14/19	10/09/26	Senior	2,786,000	2,744,210
Aston Finco S.à.r.l. +, a	Cash 8.25% + L^^	10/25/19	10/09/27	Second Lien	36,733,592	35,467,413

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2020 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Western Europe (continued)
Auris Luxembourg III Sarl +, a	Cash 3.75% + L^	04/04/19	02/27/26	Senior	$986,236	$915,558
Autoform Lux S.a.r.l +, a	Cash 3.75% + L^^^	07/22/16	07/21/23	Senior	1,677,395	1,652,402
Autoform Lux S.a.r.l +, a	Cash 3.75% + E###	07/22/16	07/21/23	Senior	5,051,317	5,571,827
CD&R Firefly Bidco Limited +, a	Cash 4.50% + L^^^	08/31/18	06/23/25	Senior	5,199,152	5,026,378
CD&R Firefly Bidco Limited +, a	Cash 7.75% + L^^^	06/21/18	06/18/26	Second Lien	26,191,610	24,937,266
Compass IV Limited +, a	Cash 4.50% + E###	07/06/18	05/09/25	Senior	341,033	208,672
CTC AcquiCo GmbH +, a	Cash 3.00% + E##	03/29/18	03/07/25	Senior	3,608,360	3,129,324
EG America LLC +, a	Cash 4.00% + L^	05/22/18	02/07/25	Senior	3,890,041	3,844,665
EG Finco Limited +, a	Cash 4.00% + E^^	06/20/18	02/07/25	Senior	1,908,841	1,728,760
EG Finco Limited +, a	Cash 8.00% + L (1.00% Floor)^^^	05/23/18	04/20/26	Second Lien	1,915,044	1,885,079
Evergood 4 ApS +, a	Cash 3.25% + E##	02/23/18	02/06/25	Senior	6,249,672	5,511,555
Fugue Finance B.V. +, a	Cash 3.25% + E##	06/11/20	08/30/24	Senior	1,299,487	1,245,560
Genesis Specialist Care Finance UK Limited +, a	Cash 5.00% + L (1.00% Floor)^^^	03/05/20	03/05/27	Senior	2,189,000	2,145,220
Grupo Iberica de Congelados, SA +, a	Cash 7.00% + E##	06/28/19	11/28/24	Senior	1,127,363	972,353
ION Trading Finance Limited +, a	Cash 4.00% + L (1.00% Floor)^^	10/03/18	11/21/24	Senior	4,886,275	4,815,692
IWH UK Midco Limited +, a	Cash 4.00% + E###	02/28/18	11/28/24	Senior	5,886,679	5,341,798
Kiwi VFS Sub II S.a.r.l. +, a	Cash 3.25% + E##	08/21/18	07/29/24	Senior	1,151,803	1,031,647
Lary 4 AB +, a	Cash 3.00% + E#	08/09/16	07/20/23	Senior	10,137,883	10,401,881
Matador Bidco S.a r.l. +, a	Cash 4.75% + L^^	11/12/19	10/15/26	Senior	2,487,500	2,427,800
Mehiläinen Yhtiöt Oy +, a	Cash 4.25% + E##	09/10/18	08/11/25	Senior	1,508,647	1,506,785
Nomad Foods Lux S.a.r.l. +, a	Cash 2.25% + L^	07/02/18	05/15/24	Senior	1,567,498	1,533,209
Nouryon Finance B.V. +, a	Cash 3.25% + L^	11/14/18	10/01/25	Senior	2,303,162	2,237,361
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	22,956,758	26,522,707
PI UK Holdco II Limited +, a	Cash 3.50% + L (1.00% Floor)^	02/15/18	01/03/25	Senior	4,310,554	4,214,042
Rouge Beachhouse B.V. +, a	Cash 3.75% + E##	10/15/18	07/25/25	Senior	579,174	581,271
Sapphire Bidco B.V. +, a	Cash 3.25% + E##	05/25/18	05/05/25	Senior	5,827,475	5,680,486
Sigma Bidco B.V. +, a	Cash 3.50% + E#	08/03/18	07/02/25	Senior	4,786,053	4,568,360
Sunshine Luxembourg VII Sarl +, a	Cash 4.25% + L (1.00% Floor)^^	10/22/19	10/01/26	Senior	1,488,750	1,482,423
Tahoe Subco 1 Ltd. +, a	Cash 3.50% + L (1.00% Floor)^^	03/20/18	06/13/24	Senior	2,769,049	2,601,118
TDC A/S +, a	Cash 3.00% + E#	10/22/18	06/04/25	Senior	1,506,866	1,507,000
Virgin Media Bristol, LLC +, a	Cash 2.50% + L^	02/07/18	01/31/28	Senior	5,486,250	5,351,445
Zacapa S.a.r.l. +, a	Cash 5.00% + L (0.75% Floor)^^	07/31/18	07/02/25	Senior	1,764,000	1,756,291
Ziggo Financing Partnership +, a	Cash 2.50% + L^^	02/27/20	04/30/28	Senior	2,500,000	2,413,450
Total Western Europe (3.04%)						191,501,692
Total Direct Debt (13.35%)						$842,084,865

Total Direct Investments (67.17%)						$4,235,917,312

Private Equity Investments (continued) Secondary Investments *, d (7.96%)	Acquisition Date	Fair Value
Asia - Pacific (0.02%)
Baring Asia Private Equity Fund IV, L.P. +, a	11/24/09	$7,719
Carlyle Japan International Partners II, L.P. +, a	09/30/13	92,178
CVC Capital Partners Asia Pacific III, L.P. +, a	01/11/13	347,434
TRG Growth Partnership (Offshore) II, L.P. +, a	08/02/10	99,600
TRG Growth Partnership (Offshore), L.P. +, a	08/02/10	6,480
TRG Growth Partnership II, L.P. +, a	07/08/10	290,601
Total Asia - Pacific (0.02%)		844,012

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2020 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, [d] (continued)	Acquisition Date	Fair Value
North America (7.30%)
Apollo Investment Fund IX, L.P +, a	06/01/17	$8,003,601
Apollo Investment Fund VII, L.P. +, a	07/01/10	173,349
Apollo Overseas Partners (Delaware) VII, L.P. +, a	10/01/09	66,730
Ares PE Extended Value Fund, L.P. +, a	11/14/19	29,548,107
Bain Capital Fund VIII, L.P. +, a	12/31/15	1,200
Bain Capital Fund X, L.P. +, a	06/30/11	5,918,138
Bain Capital IX Co-Investment Fund, L.P. +, a	12/31/15	20,130
Bain Capital Partners IX, L.P. +, a	12/31/15	177,259
Bain Capital VIII Co-Investment Fund, L.P. +, a	12/31/15	409
Bertram Growth Capital II-A, L.P. +, a	09/30/15	780,660
Clayton, Dubilier & Rice Fund VIII, L.P. +, a	03/29/12	2,503,541
DST Opportunities Access Offshore LP +, a	09/30/20	11,825,493
Frazier Healthcare VI, L.P. +, a	06/30/12	204,674
FS Equity Partners V, L.P. +, a	08/07/12	1,287,150
Genstar Capital Partners V, L.P. +, a	09/30/15	96,130
Gridiron Energy Feeder I, L.P. +, a, c	05/15/17	34,128,750
Gryphon Partners 3.5, L.P. +, a	05/21/13	1,230,315
Gryphon Partners IV L.P. +, a	02/08/16	33,827,996
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a	12/30/10	361,002
Harvest Partners V, L.P. +, a	09/30/11	3,092
Harvest Partners VII, L.P. +, a	12/14/15	10,605,475
Hellman & Friedman Capital Partners VI, L.P. +, a	12/31/12	111,687
Hellman & Friedman Capital Partners VII, L.P. +, a	06/30/14	3,437,782
Highstar Capital III Prism Fund, L.P. +, a	07/01/10	15,418
Insight Venture Partners Continuation Fund, L.P. +, a	09/09/19	47,312,774
Investcorp Private Equity 2007 Fund, L.P. +, a	03/31/11	15,693
Investcorp Technology Partners III (Cayman), L.P. +, a	08/19/11	10,917
Irving Place Capital Investors II, L.P. +, a	03/22/10	1,553
Lee Equity Partners II, L.P. +, a	06/30/17	4,176,576
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	18,139,174
Lightyear Fund II, L.P. +, a	09/30/13	440,227
Madison Dearborn Capital Partners V, L.P. +, a	01/03/12	112,314
MidOcean Partners III, L.P. +, a	06/30/11	475,550
Monomoy Capital Partners II, L.P. +, a	09/30/15	1,094,788
Northgate Growth Fund, L.P. +, a	12/20/19	405,611
NVP VIII PG, L.P. +, a	05/31/19	28,550,201
Oak Investment Partners XII, L.P. +, a	06/28/12	362,657
Palladium Equity Partners III, L.P. +, a	08/02/10	10,708
Pamlico Capital GP II, LLC +, a	03/31/14	3,497
Pamlico Capital II, L.P. +, a	03/31/14	29,493
Providence Equity Partners IV, L.P. +, a	06/30/11	665
Providence Equity Partners V, L.P. +, a	06/30/11	16,581
Providence Equity Partners VI-A, L.P. +, a	06/30/13	7,401,165
Providence Equity Partners VII-A, L.P. +, a	06/30/13	1,675,901
Revelstoke Single Asset Fund I, L.P. +, a	11/20/19	50,669,774
Silver Lake Partners II, L.P. +, a	06/30/14	1,056
Silver Lake Partners III, L.P. +, a	06/30/10	1,551,316
Silver Lake Partners V, L.P. +, a	03/31/17	55,546,014
Silver Lake Sumeru Fund, L.P. +, a	12/18/09	104,749
SL SPV-1, L.P. +, a	12/01/17	15,964,428
SL SPV-2, L.P. +, a	05/01/19	6,803,362
Sun Capital Partners V, L.P. +, a, c	09/30/13	5,204,826
TA Atlantic & Pacific VI, L.P. +, a	09/30/15	191,928
TA X, L.P. +, a	09/30/15	368
TA XI, L.P. +, a	09/30/15	4,479,549

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2020 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, [d] (continued)	Acquisition Date	Fair Value
North America (continued)
TCV VI, L.P. +, a	09/30/13	$213,767
TCV VII (A), L.P. +, a	09/30/13	4,555,000
TorQuest Partners Fund (U.S.) II, L.P. +, a	09/30/15	132,812
TPG Partners V, L.P. +, a	07/11/11	41,325
TPG Partners VI, L.P. +, a	07/01/10	4,197,676
Tudor Ventures III, L.P. +, a	12/31/12	177,252
Vistria Fund III, LP +, a	06/19/19	60,263
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	1,401,722
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/31/18	54,496,114
Total North America (7.30%)		460,357,434

Western Europe (0.64%)
3i Eurofund Vb, L.P. +, a	09/30/09	123,403
3i Growth Capital B, L.P. +, a	10/01/14	65,628
Abingworth Bioventures III, L.P. +, a	09/30/15	2,946
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a	06/30/12	253,015
Abingworth Bioventures V, L.P. +, a	06/30/12	272,154
Advent International GPE VI, L.P. +, a	09/30/10	633,969
Apax Europe VI - A, L.P. +, a	07/01/11	117,076
Apax Europe VII - B, L.P. +, a	04/30/11	5,089
Astorg V FCPR +, a	09/30/15	1,611,592
Astorg VI, FCPI +, a, c	06/30/16	11,572,492
BC European Capital IX, L.P. +, a	09/30/14	4,957,218
Carlyle Europe Partners II, L.P. +, a	12/28/12	29,737
Carlyle Europe Partners III, L.P. +, a	12/28/12	1,071,235
CCP IX L.P. No.2 +, a	09/30/14	813,155
CVC European Equity Partners V, L.P. +, a	12/28/12	558,551
ESP Golden Bear Europe Fund +, a	12/31/16	11,835,824
Galileo III FCPR +, a	09/30/15	32,725
Graphite Capital Partners VII Top-Up +, a	09/30/15	71,835
Graphite Capital Partners VII, L.P. +, a	09/30/15	311,171
Indigo Capital V, L.P. +, a	09/30/15	104,653
Industri Kapital 2000, L.P. +, a	09/30/15	1,437
Italian Private Equity Fund IV, L.P. +, a	01/29/16	15,072
KKR European Fund III, L.P. +, a	11/01/10	345,425
Montagu III, L.P. +, a	12/09/09	1
PAI Europe V +, a	09/30/14	45,858
Permira Europe II, L.P. +, a	11/29/13	19,415
Permira Europe III, L.P. +, a	09/30/13	31,637
Permira IV, L.P. +, a	09/30/13	3,374,912
Riverside Europe Fund IV, L.P. +, a	09/30/14	1,202,391
Terra Firma Capital Partners III, L.P. +, a	09/30/13	1,047,299
Total Western Europe (0.64%)		40,526,915
Total Secondary Investments (7.96%)		$501,728,361

Private Equity Investments (continued) Primary Investments *, d (13.11%)	Acquisition Date	Fair Value
Asia - Pacific (1.32%)
Baring Asia Private Equity Fund V, L.P. +, a	12/01/10	$3,722,009
BGH Capital Fund I +, a	03/01/18	1,788,784
CPEChina Fund III, L.P. +, a	03/28/18	17,433,682
Hony Capital Fund VIII, L.P. +, a	10/30/15	7,856,869
Hony Capital Partners V, L.P. +, a, c	12/15/11	6,255,998
J-STAR No.4-C, L.P. +, a	08/02/19	6,016,821

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2020 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, d (continued)	Acquisition Date	Fair Value
Asia - Pacific (continued)
KKR Asian Fund IV SCSp +, a, f	05/29/20	$—
Primavera Capital Fund III L.P. +, a	05/09/18	8,465,634
Southern Capital Fund IV L.P. +, a	01/26/18	2,034,893
The Baring Asia Private Equity Fund VII, L.P. +, a	07/10/18	5,107,671
TPG Asia VII (B), L.P. +, a	12/07/18	10,344,996
Trustbridge Partners VI, L.P. +, a	04/12/18	14,119,748
Total Asia - Pacific (1.32%)		83,147,105

North America (7.73%)
Advent Global Technology, L.P. +, a	06/25/19	873,996
AEA Investors Fund VII L.P. +, a	02/08/19	626,121
American Industrial Partners Capital Fund VII, L.P. +, a, c	03/29/19	758,140
Apollo Investment Fund VIII, L.P. +, a	06/28/13	7,283,771
Ares Corporate Opportunities Fund IV, L.P. +, a	04/19/12	6,660,197
Ares Corporate Opportunities Fund V, L.P. +, a	12/28/15	6,689,398
Ares Corporate Opportunities Fund VI, L.P. +, a, f	06/02/20	—
Avista Capital Partners II, L.P. +, a	03/15/10	81,589
Avista Capital Partners III, L.P. +, a	10/03/11	89,679
Bain Capital Fund XII, L.P. +, a	06/30/17	9,995,471
Bain Capital Fund XIII, L.P. +, a, f	08/07/20	—
Berkshire Fund IX, L.P. +, a	03/18/16	7,968,123
Caltius Partners V-A, L.P. +, a	12/02/14	5,900,254
Carlyle Partners VII, L.P. +, a	11/29/17	17,641,356
Clayton Dubilier & Rice Fund IX, L.P. +, a	07/31/13	7,657,844
Clayton, Dubilier & Rice Fund XI, L.P. +, a, f	05/15/20	—
Clearlake Capital Partners V, L.P. +, a	12/15/17	31,699,818
Clearlake Capital Partners VI, L.P. +, a	12/15/19	2,178,315
Crescent Mezzanine Partners VI, L.P. +, a	03/30/12	1,354,135
Genstar Capital Partners IX, L.P. +, a, c	02/21/19	6,707,877
Genstar Capital Partners VI, L.P. +, a	09/01/12	3,505,937
Genstar Capital Partners VII, L.P. +, a	06/26/15	10,042,784
Genstar Capital Partners VIII, L.P. +, a	03/23/17	25,788,143
GoldPoint Mezzanine Partners IV, L.P. +, a	12/30/15	10,221,072
Green Equity Investors Side VIII, L.P. +, a, f	10/18/19	—
Gryphon Partners V, L.P. +, a	02/23/18	7,655,546
Harvest Partners VIII, L.P. +, a	12/19/18	8,381,843
Insight Venture Partners X, L.P. +, a	07/06/18	10,087,383
Insight Venture Partners XI, L.P. +, a	12/17/19	1,479,647
KKR Americas Fund XII L.P. +, a	01/31/18	15,341,269
KKR North America Fund XI, L.P. +, a	02/01/12	8,536,640
Kleiner Perkins Caufield & Byers XIX LLC +, a	03/05/20	1,819,977
Kohlberg TE Investors IX, L.P. +, a	12/20/19	—
Kohlberg TE Investors VII, L.P. +, a	09/15/11	3,672,033
Kohlberg TE Investors VIII, L.P. +, a	08/04/16	20,505,605
Lee Equity Partners Realization Fund Captive AIV, L.P. +, a, f	05/31/19	—
Leeds Equity Partners VI, L.P. +, a	11/25/16	15,650,433
Lerer Hippeau Select Fund III, LP +, a	12/20/19	1,539,235
Lerer Hippeau VII, LP +, a	12/20/19	393,418
Madison Dearborn Capital Partners VIII, L.P. +, a	03/20/20	32,972
Nautic Partners IX-A, L.P. +, a	03/12/19	1,535,012
Nautic Partners VII-A, L.P. +, a	06/27/14	2,317,212
New Enterprise Associates 14, L.P. +, a	05/04/12	5,702,585
New Enterprise Associates 17, L.P. +, a	06/06/19	3,172,444
New Mountain Capital V, L.P. +, a	06/29/17	25,957,673
NexPhase Capital Fund III-A, LP +, a	09/01/16	23,744,409

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2020 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, d (continued)	Acquisition Date	Fair Value
North America (continued)
Oak Hill Capital Partners IV, L.P. +, a	04/28/17	$23,147,836
Oak Hill Capital Partners V, L.P. +, a	12/21/18	1,994,370
Pamlico Capital V, L.P. +, a, f	02/03/20	—
PennantPark Credit Opportunities Fund II, L.P. +, a	08/03/12	9,352,458
Silver Lake Partners IV, L.P. +, a	07/30/12	13,452,085
Silver Lake Partners VI, L.P. +, a, f	06/04/20	—
Sumeru Equity Partners Fund, L.P. +, a	04/27/15	4,707,067
TA XIII-B, L.P. +, a	05/02/19	6,032,496
TCV X, L.P. +, a	08/31/18	6,911,544
Thompson Street Capital Partners IV, L.P. +, a	12/10/15	9,888,498
Thompson Street Capital Partners V, L.P. +, a	05/04/18	3,937,932
TPG Partners VII, L.P. +, a	03/01/16	12,733,602
TPG Partners VIII, L.P. +, a	01/31/19	1,014,648
Trident VII, L.P. +, a	09/22/16	23,801,459
Trident VIII, L.P. +, a	04/05/19	3,194,960
Vista Equity Partners Fund VII, L.P. +, a	08/31/18	6,878,358
Vistria Fund II, L.P. +, a, c	12/19/17	10,127,345
Vistria Fund III, LP +, a	06/19/19	60,263
Warburg Pincus Global Growth, L.P. +, a	11/20/18	2,855,527
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/19/14	13,874,556
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a	07/25/18	2,936,035
Windjammer Senior Equity Fund IV, L.P. +, a	02/06/13	9,120,389
Total North America (7.73%)		487,270,784

Rest of World (0.50%)
Advent Latin American Private Equity Fund VI-H L.P. +, a	10/17/14	7,204,860
Altra Private Equity Fund II, L.P. +, a	12/07/12	2,026,539
Patria - Brazilian Private Equity Fund IV, L.P. +, a	06/30/11	5,132,005
Polish Enterprise Fund VIII, L.P. +, a	09/15/17	17,358,588
Total Rest of World (0.50%)		31,721,992

Western Europe (3.56%)
Advent International GPE IX-C, L.P. +, a	05/31/19	8,895,366
Advent International GPE VII-B, L.P. +, a	07/01/12	9,263,518
Advent International GPE VIII-C, L.P +, a	03/22/16	12,722,893
Apax X USD L.P. +, a	07/16/19	—
Axcel VI K/S +, a, f	02/21/20	—
Bain Capital Europe Fund IV, L.P. +, a	09/01/14	6,287,451
CapVest Equity Partners III B, L.P. +, a	08/30/13	19,239,293
Capvis Equity V L.P. +, a	01/17/18	11,038,574
Carlyle Europe Partners IV, L.P. +, a	08/27/13	1,363,036
Carlyle Europe Partners V, L.P. +, a	04/23/18	1,968,748
CVC Capital Partners VI (A) L.P. +, a	07/05/13	8,639,705
CVC Capital Partners VIII, L.P. +, a, f	06/19/20	—
DPE Deutschland IV +, a, f	08/24/20	—
EQT IX, L.P. (USD) +, a, f	05/15/20	—
EQT Mid-Market (No.1) Feeder L.P. +, a	07/01/16	19,868,509
EQT VI (No.1), L.P. +, a, c	07/01/11	1,406,884
Gilde Buy-Out Fund VI C.V. +, a	06/28/19	1,845,242
Graphite Capital Partners IX L.P. +, a	04/11/18	3,449,921
Hg Saturn I L.P. +, a, c	06/28/18	18,995,707
HgCapital 8 L.P. +, a, c	12/19/16	10,291,623
HgCapital Mercury 2 +, a	02/15/17	12,382,394
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	20,675,627
KKR European Fund V (EUR) SCSp +, a	11/05/18	9,758,634

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2020 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, d (continued)	Acquisition Date	Fair Value
Western Europe (continued)
Livingbridge 7 LP +, a, f	09/04/20	$—
Nordic Capital IX, L.P. +, a	07/18/17	22,534,275
Nordic Capital X, L.P. +, a, f	09/30/20	—
PAI Europe VI-1, L.P. +, a	03/12/15	7,975,667
Permira VII L.P. +, a	06/21/19	5,001,747
Sixth Cinven Fund (No.3) L.P. +, a	05/01/16	7,590,133
The Seventh Cinven Fund, L.P. +, a, c	04/16/19	3,114,094
Total Western Europe (3.56%)		224,309,041

Total Primary Investments (13.11%)		$826,448,922

Total Private Equity Investments (Cost $4,288,910,184)(88.24%)		$5,564,094,595

Total Investments (Cost $4,415,652,400)(90.49%)		5,706,299,330

Other Assets in Excess of Liabilities (9.51%)		599,677,330

Net Assets (100.00%)		$6,305,976,660

*

Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**

The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of September 30, 2020 was 0.15%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of September 30, 2020 was 0.23%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of September 30, 2020 was 0.26%.

^^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 12 month LIBOR plus a base rate. The 12 month LIBOR as of September 30, 2020 was 0.36%.

#	As of September 30, 2020, 1 month EURIBOR was -0.53%.

##	As of September 30, 2020, 3 month EURIBOR was -0.50%.

###	As of September 30, 2020, 6 month EURIBOR was -0.48%.

+	The fair value of the investment was determined using significant unobservable inputs.

†	As of September 30, 2020, 1 month Bank Bill Swap Rate was 0.09%.

††	As of September 30, 2020, 3 month Bank Bill Swap Rate was 0.09%.

[a]

Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2020 was $5,564,094,595, or 88.24% of net assets. As of September 30, 2020, the aggregate cost of each investment restricted to resale was $22,178,085, $10,621,500, $102,112, $27,897,888, $38,102,078, $2,204,592, $14,353,176, $1,616,313, $404,078, $3,600,295, $2,630,127, $20,000,000, $73,500,000, $1,823,114, $11,478,466, $24,251,392, $11,393,287, $10,085, $1,226,349, $11,587,190, $36,322,746, $35,274,427, $4,168,272, $17,127,003, $27,234,802, $2,887,500, $8,571,126, $100,000,000, $11,905,932, $38,637,768, $100,087,057, $56,985,983, $35,134,908, $3,457,439, $82,017,309, $87,093, $1,048,187, $9,135,720, $2,628,131, $78,329,340, $317,827, $172,633, $37,921,967, $5,000,000, $2,899,729, $473,334, $23,178,823, $78,652,850, $45,161,442, $32,102,865, $15,456,093, $6,739,319, $1,095,000, $52,454,049, $39,287,856, $2,817,098, $28,417,946, $54,969,200, $14,872,000, $81,002,756, $4,632,829,

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2020 (Unaudited) (continued)

$9,757,979, $26,854,553, $6,939,071, $17,510,132, $69,246,328, $9,516,085, $2,715,998, $3,792,769, $27,377,030, $89,101,353, $114,301, $86,113,676, $378,368, $21,901,395, $27,818,080, $14,672,982, $53,940,376, $88,276,348, $10,685,164, $963,071, $18,777,316, $1,045,423, $3,833,799, $3,081,671, $393,923, $662,069, $288,509, $9,986,563, $92,759,254, $21,615,986, $48,949,162, $17,052,864, $17,052,864, $3,373,262, $11,094,869, $25,888,028, $7,793, $1,063,586, $6,274,935, $23,873,383, $18,798,388, $1, $21,761,270, $36,261,531, $2,418,089, $12,156,155, $6,900,050, $12,811,375, $7,983,231, $31,876,902, $1,281,878, $4,790,574, $1,470,951, $1,081,429, $1,091,958, $17,063,327, $1,414,092, $1,183,353, $1,273,506, $1,065,160, $1,701,450, $68,009,081, $2,422,617, $4,390,457, $1,365,075, $2,463,522, $20,335,000, $986,307, $1,464,468, $5,827,328, $994,432, $8,195,934, $3,074,698, $9,900,000, $980,659, $1,458,309, $981,901, $483,315, $1,618,781, $1,671,769, $2,858,832, $27,373,197, $0, $1,226,651, $1,495,797, $1,955,973, $1,489,202, $988,083, $1,343,929, $1,998,522, $1,748,244, $985,706, $28,373,694, $1,207,373, $2,941,929, $35,500,782, $22,218,861, $2,938,542, $976,752, $1,949,140, $1,825,514, $1,871,873, $973,714, $3,063,909, $4,285,814, $2,925,539, $1,370,656, $945,083, $1,269,098, $955,440, $996,250, $1,271,484, $4,055,745, $1,345,111, $2,925,689, $17,032,944, $1,396,500, $976,325, $489,547, $3,357,943, $1,287,274, $1,376,197, $5,233,549, $1,081,396, $997,502, $1,388,562, $2,250,754, $21,816,000, $1,434,658, $963,598, $1,475,350, $6,937,822, $2,133,964, $1,178,183, $1,870,183, $3,704,375, $1,675,865, $9,451,008, $1,147,025, $1,965,828, $4,698,283, $336,513, $1,472,198, $394,000, $1,426,535, $1,139,990, $1,772,725, $14,088,486, $3,065,779, $1,374,434, $1,891,661, $1,666,634, $2,896,181, $490,325, $1,668,014, $985,659, $2,904,087, $988,080, $980,000, $33,503, $3,162,230, $24,863,795, $733,668, $1,362,531, $2,253,581, $3,425,208, $1,284,521, $1,080,945, $2,394,228, $985,389, $45,592,921, $985,114, $3,666,704, $4,602,141, $3,921,354, $1,990,000, $3,516,098, $2,951,573, $2,878,753, $20,213,847, $2,294,480, $12,454,638, $1,881,707, $2,239,043, $4,507,904, $2,761,095, $35,724,947, $977,632, $1,677,395, $5,099,008, $5,180,083, $26,309,141, $229,727, $3,425,793, $3,896,521, $1,793,225, $1,930,895, $5,931,239, $1,242,416, $2,156,862, $1,003,945, $4,877,577, $5,896,580, $1,140,273, $10,137,882, $2,465,275, $1,503,170, $1,564,983, $2,294,443, $23,879,699, $4,344,216, $579,174, $5,827,475, $4,619,675, $1,482,157, $2,771,423, $1,498,345, $5,490,369, $1,751,034, $2,500,000, $10,380, $131,175, $1,460,696, $146,326, $53,395, $533,034, $8,507,329, $383,447, $40,591, $29,328,640, $40,325, $451,287, $85,578, $320,338, $598, $1, $2, $9,887,395, $1, $1,158,141, $1, $25,698,025, $1, $19,492,045, $1, $1, $9,145,379, $2, $1, $162,146, $42,434,199, $1, $1, $39,077, $3,582,270, $7,549,716, $4,361,621, $3, $1, $804,143, $417,000, $26,037,124, $1,203,518, $1, $1, $1, $8, $428,308, $7,636,564, $26,556, $40,745,839, $1, $4, $37,381,191, $1, $11,937,910, $4,664,016, $19,793,748, $16,342, $88,657, $1, $16,235, $1, $971,240, $1,104,283, $2,810,900, $803,341, $212,537, $1, $33,450,108, $3, $1, $1, $922,532, $115,347, $38,325, $182,963, $332,524, $855,591, $8,204,291, $854,298, $107,727, $3,062,954, $3,322,997, $1, $1, $1, $57,806, $310,333, $181,332, $1, $1, $851, $229, $91,741, $101,953, $390,786, $3,054,170, $823,313, $1, $2,279,646, $2,827,305, $13,867,435, $8,792,949, $7,966,917, $6,506,641, $0, $7,484,962, $2,446,085, $4,631,703, $10,571,825, $10,035,942, $913,899, $654,005, $900,677, $4,552,280, $349,310, $7,959,656, $0, $219,478, $1,503,503, $10,824,416, $0, $6,674,337, $4,479,945, $19,487,246, $2,953,581, $0, $18,274,054, $2,178,315, $508,848, $6,303,371, $12,485, $3,322,688, $17,592,621, $8,325,986, $0, $6,968,431, $8,475,154, $7,051,451, $1,399,519, $13,760,084, $790,431, $1,890,000, $1, $39,978, $19,597,908, $0, $13,452,820, $1,575,000, $450,000, $1, $1,629,739, $1, $382,229, $2,913,750, $22,364,541, $15,690,328, $19,253,555, $3,154,875, $0, $5,529,003, $4,289,910, $0, $755,486, $6,000,000, $5,609,000, $5,733,327, $4,274,098, $8,737,816, $1,330,476, $18,344,898, $3,214,711, $6,962,084, $9,213,244, $212,537, $3,030,000, $4,761,713, $3,784,316, $4,382,859, $6,121,153, $2,814,520, $4,309,864, $18,865,653, $7,931,251, $900,966, $9,569,999, $1, $0, $3,740,065, $3,251,780, $12,802,746, $1,158,661, $2,371,472, $4,167,462, $0, $0, $0, $15,275,106, $23,512, $2,836,657, $3,977,451, $13,251,298, $9,641,519, $7,033,572, $5,536,415, $9,908,471, $0, $15,860,501, $0, $4,109,096, $4,749,351, $5,379,156 and $3,191,536, respectively, totaling $4,288,910,184.

[b]	Represents an affiliated issuer.

[c]	Non-income producing.

[d]	Investment does not issue shares.

[e]	Security or a portion thereof is unsettled at September 30, 2020.

[f]	Investment has been committed to but has not been funded by the Fund.

Legend:

£ - British Pound

€ - Euro

BBSY - Bank Bill Swap Rate

E - EURIBOR

L - LIBOR

PIK - Payment-in-kind

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2020 (Unaudited) (continued)

A summary of outstanding financial instruments at September 30, 2020 is as follows:

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
November 18, 2020	Barclays	$70,400,627	€59,300,000	$69,609,741	$790,886
November 18, 2020	Barclays	70,398,848	€59,300,000	69,609,741	789,107
November 18, 2020	Barclays	70,279,541	€59,200,000	69,492,356	787,185
December 16, 2020	Barclays	92,064,598	€77,500,000	91,023,109	1,041,489
December 16, 2020	Barclays	92,064,598	€77,500,000	91,023,109	1,041,489
December 16, 2020	Barclays	92,062,274	€77,500,000	91,023,110	1,039,164
December 16, 2020	Barclays	92,058,398	€77,500,000	91,023,109	1,035,289
December 16, 2020	Barclays	92,058,399	€77,500,000	91,023,110	1,035,289
December 16, 2020	Barclays	82,027,609	£63,300,000	81,865,532	162,077
December 16, 2020	Barclays	82,027,609	£63,300,000	81,865,532	162,077
December 16, 2020	Barclays	82,027,609	£63,300,000	81,865,532	162,077
December 16, 2020	Barclays	81,768,438	£63,100,000	81,606,873	161,565
					$8,207,694

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities –
September 30, 2020 (Unaudited)

Assets
Unaffiliated Private Equity Investments, at fair value (cost $3,368,084,891)	$4,207,759,772
Affiliated Private Equity Investments, at fair value (cost of $920,825,293)	1,356,334,823
Common stocks, at fair value (cost $126,742,216)	142,204,735
Cash and cash equivalents	692,798,588
Cash denominated in foreign currencies (cost $45,713,187)	45,941,171
Investment sales receivable	12,334,898
Unaffiliated dividends and interest receivable	4,121,716
Affiliated interest receivable	3,884
Unrealized appreciation on forward foreign currency contracts	8,207,694
Shareholder distributions receivable	1,622
Other receivable	13,231,908
Prepaid assets	2,084,722
Total Assets	$6,485,025,533

Liabilities
Investment purchases payable	$4,138,480
Distribution, servicing and transfer agency fees payable	6,323,179
Repurchase amounts payable for tender offers	90,825,212
Due to broker	16,560,000
Incentive fee payable	41,913,662
Management fees payable	16,882,109
Dividends payable	4,562
Line of credit fees payable	1,026,667
Accounting and administration fees payable	1,235,144
Custodian fees payable	81,440
Other payable	58,418
Total Liabilities	$179,048,873

Commitments and contingencies (See note 11)

Net Assets	$6,305,976,660

Net Assets consists of:
Paid-in capital	$5,133,737,301
Distributable earnings (accumulated loss)	1,172,239,359
Total Net Assets	$6,305,976,660

Class A Units
Net assets	$3,402,672,278
Units outstanding	527,389,720
Net asset value per unit	$6.45
Class I Units
Net assets	$2,903,304,382
Units outstanding	444,321,852
Net asset value per unit	$6.53

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Operations –
For the Six Months Ended September 30, 2020 (Unaudited)

Investment Income
Dividends from unaffiliated investments (net of $142,639 withholding tax)	$18,501,969
Dividends from affiliated investments	38,576,593
Interest from unaffiliated investments	34,183,984
Interest from affiliated investments	59,970
Transaction fee income from unaffiliated issuers	301,953
Transaction fee income from affiliated issuers	1,291,799
Other fee income	2,058,515
Total Investment Income	94,974,783

Operating Expenses
Management fees	46,966,604
Incentive fees	41,913,662
Accounting and administration fees	2,362,306
Line of credit fees	2,318,504
Interest expense	2,198,862
Professional fees	1,502,319
Board of Managers’ fees	178,334
Insurance expense	154,693
Custodian fees	136,254
Distribution and servicing fees
Class A Units	10,955,975
Transfer agency fees
Class A Units	751,221
Class I Units	529,606
Other expenses	400,071
Total Expenses	110,368,411

Net Investment Loss	(15,393,628)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized gain from unaffiliated investments	54,240,237
Net realized loss from affiliated investments	35,744,090
Net realized gain on foreign currency transactions	335,015
Net realized loss on forward foreign currency contracts	(46,957,851)
Net realized gain distributions from primary and secondary investments	15,343,475
Net change in accumulated unrealized appreciation (depreciation) on:
Unaffiliated investments	794,747,893
Affiliated investments	268,071,345
Foreign currency translation	1,329,674
Forward foreign currency contracts	1,399,506

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	1,124,253,384

Net Increase (Decrease) in Net Assets From Operations	$1,108,859,756

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets –

	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020
Increase (decrease) in Net Assets resulting from operations:
Net investment loss	$(15,393,628)	$(65,747,327)
Net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	58,704,966	145,388,753
Net change in unrealized appreciation (depreciation) on investments, foreign currency translation and forward foreign currency contracts	1,065,548,418	(363,849,171)
Net increase in Net Assets resulting from operations	$1,108,859,756	$(284,207,745)

Distributions to Members from:
Distributable earnings	—	(150,070,799)
Total distributions to Members	$—	$(150,070,799)

Capital transactions (see note 5):
Issuance of common Units
Class A Units	$198,980,426	$787,428,343
Class I Units	162,506,927	542,182,077
Reinvestment of common Units
Class A Units	—	73,697,727
Class I Units	—	58,571,137
Redemption of common Units
Class A Units	(88,523,208)	(90,728,026)
Class I Units	(94,367,928)	(158,523,173)
Exchanges of common Units
Class A Units	(6,259,617)	(67,192,184)
Class I Units	6,259,617	67,192,184
Total increase in Net Assets resulting from capital transactions	$178,596,217	$1,212,628,085

Total increase in Net Assets	$1,287,455,973	$778,349,541

Net Assets at beginning of period	$5,018,520,687	$4,240,171,146
Net Assets at end of period	$6,305,976,660	$5,018,520,687

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Cash Flows –
For the Six Months Ended September 30, 2020 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Net Assets from Operations	$1,108,859,756
Adjustments to reconcile Net Increase (decrease) in Net Assets from Operations to net cash provided by (used in) operating activities:
Net change in accumulated unrealized (appreciation) depreciation on investments	(1,062,819,238)
Net change in unrealized (appreciation) depreciation on forward foreign currency contracts	(1,399,506)
Net realized (gain) from investments, forward foreign currency contracts and foreign currency transactions	(58,704,966)
Purchases of Investments	(435,301,613)
Proceeds from sales of investments	399,562,200
Net (purchases) sales and amortization of short-term investments	199,907,661
Net realized gain on forward foreign currency contracts	(46,957,851)
Net realized gain distributions from primary and secondary investments	15,343,475
Amortization of premium and accretion of discount	(732,064)
Increase in investment sales receivable	(6,771,639)
Increase in shareholder distributions receivable	(1,622)
Increase in interest receivable	(337,681)
Decrease in affiliated interest receivable	373
Increase in dividends receivable	(36,289)
Increase in other receivable	(12,821,502)
Increase in prepaid assets	(1,757,944)
Decrease in investment purchases payable	(15,648,720)
Decrease in dividends payable	(5,502)
Increase in due to broker	13,600,000
Increase in management fees payable	2,370,195
Increase in administrative services expense payable	406,899
Decrease in professional fees payable	(220,646)
Increase in line of credit fees	268,334
Decrease in interest expense payable	(45,696)
Decrease in accounting and administrative fees payable	(686,485)
Decrease in custodian fees payable	(93,423)
Decrease in other payable	(1,582)
Increase in incentive fees payable	41,913,662
Net Cash Provided by Operating Activities	137,888,586

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Units	361,487,353
Payments for Units redeemed	(188,821,009)
Repayments of credit facility	(175,000,000)
Net Cash (Used in) Financing Activities	(2,333,656)

Net change in cash and cash equivalents	135,554,930

Effect of exchange rate changes on cash	335,015

Cash and cash equivalents at beginning of period	602,849,814
Cash and cash equivalents at End of Period	$738,739,759

Supplemental and non-cash financing activities
Cash paid during the period for interest	$2,244,558

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights –

	Class A
	For the Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Period Ended March 31, 2017(1)
Per Unit Operating Performance:(2)
Net asset value, beginning of year	$5.32		$5.73	$5.51	$5.17	$5.00
Income from investment operations:
Net investment income (loss)(3)	(0.03)		(0.10)	(0.05)	0.20	(0.00	)(4)
Net realized and unrealized gains (losses) on investments	1.16		(0.14)	0.55	0.40	0.17
Net increase (decrease) in net assets resulting from operations	1.13		(0.24)	0.50	0.60	0.17
Distributions from:
Net investment income	—		—	(0.03)	(0.10)	—
Net realized gains	—		(0.17)	(0.25)	(0.16)	—
Total distributions	—		(0.17)	(0.28)	(0.26)	—
Net asset value, end of period	$6.45		$5.32	$5.73	$5.51	$5.17

Total Return(5)(6)	22.08%		(4.69)%	9.36%	11.65%	3.40%

Ratios and supplemental data:
Net assets, end of period in thousands (000’s)	$3,402,672		$2,705,680	$2,243,031	$1,725,576	$1,329,648
Net investment income (loss) to average net assets before Incentive Fee	0.59	%(7)	(0.52)%	0.15%	5.10%	1.08	%(7)
Ratio of gross expenses to average net assets, excluding Incentive Fee(8)(10)	2.70	%(7)	2.87%	2.84%	2.78%	2.82	%(7)
Ratio of Incentive Fee to average net assets	0.73	%(6)	1.15%	1.12%	1.31%	0.36	%(6)
Ratio of gross expenses and Incentive Fee to average net assets(8)(10)	3.43	%(7)(9)	4.02%	3.96%	4.09%	3.18	%(7)(9)
Ratio of expense waivers to average net assets	—	%(7)	—%	—%	—%	—	%(7)
Ratio of net expenses and Incentive Fee to average net assets(10)	3.43	%(7)(9)	4.02%	3.96%	4.09%	3.18	%(7)(9)
Ratio of net expenses to average net assets, excluding Incentive Fee(10)	2.70	%(7)	2.87%	2.84%	2.78%	2.82	%(7)(9)

Portfolio Turnover	7.77	%(6)	13.35%	21.75%	23.58%	17.93	%(6)

(1)	Reflects operations for the period from January 1, 2017 (date of commencement of operations) to March 31, 2017.

(2)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(3)	Calculated using average units outstanding.

(4)	Rounds to less than $0.005.

(5)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense waivers by/to the Adviser.

(9)	The Incentive Fee and/or organizational expenses are not annualized.

(10)	Ratio does not include expenses of Primary and Secondary Investments.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights –

	Class I
	For the Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020		Year Ended March 31, 2019		Year Ended March 31, 2018		Year Ended March 31, 2017(1)		Year Ended March 31, 2016
Per Unit Operating Performance:(2)
Net asset value, beginning of year	$5.37		$5.75		$5.52		$5.18		$5.00		N/A
Income from investment operations:
Net investment income (loss)(3)	(0.00	)(4)	(0.06)		(0.01)		0.25		(0.00	)(4)	N/A
Net realized and unrealized gain (loss) on investments	1.16		(0.14)		0.56		0.38		0.18		N/A
Net increase (decrease) in net assets from operations	1.16		(0.20)		0.55		0.63		0.18		N/A
Distributions from:
Net investment income (loss)	—		(0.01)		(0.07)		(0.13)		—		N/A
Net realized gains (losses)	—		(0.17)		(0.25)		(0.16)		—		N/A
Total distributions	—		(0.18)		(0.32)		(0.29)		—		N/A
Net asset value, end of period	$6.53		$5.37		$5.75		$5.52		$5.18		N/A

Total Return before Incentive Fee	N/A		N/A		N/A		N/A		N/A	(5)	11.75	%(6)
Total Return after Incentive Fee	22.50	%(7)(8)	(4.00	)%(7)	10.14	%(7)	12.42	%(7)	11.70%		10.86	%(6)

Ratios and supplemental data:
Net assets, end of period in thousands (000’s)	$2,903,304		$2,312,841		$1,997,140		$1,556,972		$995,815		$1,712,457
Net investment income (loss) to average net assets before Incentive Fee (9)(10)	1.30	%(11)	0.20%		0.86%		5.95%		2.52%		0.81%
Ratio of gross expenses to average net assets, excluding Incentive Fee(9)(10)	1.99	%(11)	2.13%		2.12%		2.10%		1.98%		1.47%
Ratio of Incentive Fee to average net assets	0.73	%(8)	1.14%		1.12%		1.33%		1.33%		1.12%
Ratio of gross expenses and Incentive Fee to average net assets(10)	2.72	%(11)(12)	3.27%		3.24%		3.43%		3.31%		2.59%
Ratio of expense waivers to average net assets	—	%(11)	—%		—%		—%		—%		—%
Ratio of net expenses and Incentive Fee to average net assets(10)	2.72	%(11)(12)	3.27%		3.24%		3.43%		3.31%		2.59%
Ratio of net expenses to average net assets, excluding Incentive Fee(10)	1.99	%(11)	2.13%		2.12%		2.10%		1.98%		1.47%

Portfolio Turnover	7.77	%(8)	13.35%		21.75%		23.58%		17.93%		21.91%

(1)

Prior to January 1, 2017, the Fund operated as a master fund in a master-feeder structure. As of December 31, 2016, the master-feeder structure was reorganized, resulting in a single fund, the Fund. Class I commenced operations after the Reorganization and is deemed to be the accounting survivor (See Note 1).

(2)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(3)	Calculated using average units outstanding.

(4)	Rounds to less than $0.005.

(5)

Total investment return before Incentive Fee was calculated based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period prior to the Reorganization. The full year total investment return before Incentive Fee would calculate to be 12.50% based on the prior method.

(6)

Total investment return reflects the changes in Net Asset Value based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(7)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(10)	Ratio does not include expenses of Primary and Secondary Investments.

(11)	Annualized.

(12)	The Incentive Fee and/or organizational expenses are not annualized.

N/A	Not Applicable

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2020 (Unaudited)

1. Organization

Partners Group Private Equity (Master Fund), LLC (the “Fund”) is a Delaware limited liability company that was organized on August 4, 2008 and commenced operations on July 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. On December 17, 2018, the Fund filed an application to register units of limited liability company interests of the Fund (“Units”) under the Securities Act of 1933, as amended (the “1933 Act”). The Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”) pursuant to a second amended and restated investment management agreement between the Fund and the Adviser (the “Investment Management Agreement”). The board of managers of the Fund (the “Board”) has oversight responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser. The Fund’s investment objective is to seek attractive long-term capital appreciation by investing in a wholly owned diversified portfolio of private equity and debt investments. The Fund makes investments directly and through its wholly owned subsidiaries, Partners Group Private Equity (Subholding), LLC (the “Onshore Subsidiary”) and Partners Group Private Equity (Luxembourg) S.à r.l (the “Offshore Subsidiary”, and together with the Onshore Subsidiary, the “Subsidiaries”).

Units are offered only to investors that represent that they are “accredited investors” within the meaning of Rule 501 under the 1933 Act and “qualified clients” within the meaning of Rule 205-3 under the Investment Advisers Act. Purchasers of Units become members of the Fund (“Members”).

Effective January 1, 2017, the Fund elected to be treated for U.S. federal income tax purposes and intends to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund offers two classes of Units designated as Class A Units (the “Class A Units”) and Class I Units (the “Class I Units”). While the Fund currently offers only two classes of Units, in the future it may offer additional classes of Units. The Class A Units and the Class I Units have, and each additional class of Units issued by the Fund, if any, will have, different characteristics, particularly in terms of the sales charges that Members of any such class bear, and the distribution and service fees that are charged to such class. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

Although each class of Units represents a pro-rata interest in the Fund, each votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of Units based on the relative net assets of each class to the total net assets of the Fund. Each class of Units differs in its distribution and service plan, if any, and certain other class-specific expenses.

2. Significant Accounting Policies

The Fund is an investment company and applies the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2020 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

The Adviser estimates the fair value of the Fund’s Private Equity Investments in conformity with U.S. GAAP and the Fund’s valuation procedures (the “Valuation Procedures”), which have been approved by the Board. As authorized by the Valuation Procedures, the Adviser values the Fund’s Private Equity Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Equity Investments are valued.

Direct Investments

In assessing the fair value of the Fund’s non-traded Direct Investments in accordance with the Valuation Procedures, the Adviser uses a variety of methods such as earnings and multiple analysis, discounted cash flow and market data from third party pricing services, and makes assumptions that are based on market conditions existing at the end of each reporting period. Quoted market prices or dealer quotes for certain similar instruments are used for debt investments where appropriate. Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Private Equity Fund Investments

The fair values of Private Equity Fund Investments determined by the Adviser in accordance with the Valuation Procedures are estimates. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Private Equity Fund Investments. Ordinarily, the fair value of a Private Equity Fund Investment is based on the net asset value of that Private Equity Fund Investment reported by its investment manager. If the Adviser determines that the most recent net asset value reported by the investment manager of a Private Equity Fund Investment does not represent fair value or if the manager of a Private Equity Fund Investment fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such Private Equity Fund Investment at the net asset value last reported by its investment manager, or whether to adjust such value to reflect a premium or discount to such net asset value. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

For each class of Private Equity Fund Investments that includes investments that can never be redeemed with the investees, the Fund expects to receive distributions through the liquidation of the underlying assets of the investees at the end of the term of each such Private Equity Fund Investment.

Daily Traded Investments

The fair values of financial instruments traded in active markets are based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Fund is the price within the bid-ask spread which is considered most representative of fair value at the end of the reporting period.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and one or more of its affiliates acts as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and the valuation attributable to the same Private Equity Investment held by another client or by one of its affiliates or by a client of one of its affiliates might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund and to such other client.

c. Cash and Cash Equivalents

In order to maintain liquidity pending investment in Private Equity Investments, the Fund holds cash, including amounts held in foreign currencies, in short-term interest-bearing deposit accounts. At times, those amounts may exceed applicable federally insured limits. The Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2020 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

d. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, valuations of assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates. As of September 30, 2020, the Fund’s investments denominated in foreign currencies were as follows:

Currency	Number of investments
Australian Dollars	9
Brazilian Reals	1
Canadian Dollars	6
Danish Krone	3
Euros	123
Hong Kong Dollars	1
Indian Rupees	2
Japanese Yen	3
Norwegian Krone	2
Pounds Sterling	27
Singapore Dollar	1
Swedish Krona	3
Swiss Franc	2

The Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the period.

e. Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into either as a hedge or as a cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are risks inherent in forward foreign exchange contracts.

During the six months ended September 30, 2020, the Fund entered into 44 long/short forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Assets and Liabilities, the Fund had $8,207,694 in unrealized appreciation on forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Operations, the Fund had $(46,997,312) in net realized gains (losses) and $1,399,506 change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at September 30, 2020 are representative of contract amounts during the period.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2020 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

f. Investment Income

The Fund records a distribution of cash or in-kind securities on a Private Equity Investment at fair value based on the information contained in the notice provided to the Fund when the distribution is received. Thus, the Fund recognizes in the Consolidated Statement of Operations its share of realized gains (or losses) and the Fund’s share of net investment income (or loss) based upon information received about distributions on Private Equity Investments. Unrealized appreciation (depreciation) on investments presented in the Consolidated Statement of Operations includes the Fund’s shares of unrealized gains and losses, realized undistributed gains/losses, and undistributed net investment income (or loss) on Private Equity Investments for the relevant period.

For certain Direct Investments, the Fund classifies various types of non-interest income received as either other income or transaction income. Other income includes transfer fees, amendment fees, and unfunded fees. Transaction income includes break-up fees, directors’ fees, financial advisory fees, topping fees, investment banking fees, monitoring fees, organizational fees, and syndication fees. Transaction income is classified as extraordinary income, as are other fees payable to the Fund attributable to Direct Investments or unconsummated transactions.

g. Fund Expenses

The Fund bears all expenses incurred in the business of the Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for line of credit; fees for data and software providers; costs of insurance; registration expenses; fees of Independent Managers; and expenses of meetings of the Board, including reimbursement of the Independent Managers for their expenses in attending meetings of the Board.

h. Costs Relating to Purchases of Secondary Investments

Costs relating to purchases of Secondary Investments include the amortization of deferred payments on Secondary Investments. Such amortization expense is recognized on a monthly basis until the due date of a deferred payment. At the due date the net present value of the payment equals the notional amount due to the respective counterparty.

i. Income Taxes

The Fund recognizes tax positions in its consolidated financial statements only when it is more likely than not that the relevant taxing authority will, upon examination, sustain the position based on its technical merits. A position that meets this standard is measured at the maximum benefit that will more likely than not be realized upon settlement. The Fund classifies any interest expense related to income taxes in income tax expense, and any income tax penalties under expenses in the Consolidated Statements of Operations.

The Fund’s tax positions have been reviewed based on applicable statutes of limitation for tax assessments, which may vary by jurisdiction. Based on this review, the Fund has concluded that no additional provision for income tax is required in the Fund’s consolidated financial statements. The Fund is subject to potential examination by certain taxing authorities in various jurisdictions. The Fund’s tax positions are subject to ongoing interpretation of laws and regulations by taxing authorities.

Prior to January 1, 2017, for U.S. federal income tax purposes, the Fund was treated as a partnership, and each Member of the Fund (i.e., each Feeder Fund) was treated as the owner of, and thus liable for the taxes on, its allocated share of the net assets, income, expenses, and realized and unrealized gains (losses) of the Fund. Accordingly, no U.S. federal, state or local income taxes were paid by the Fund on the income or gains of the Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2020 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

As noted above, effective December 31, 2016, the Fund filed an election with the Internal Revenue Service to be treated as an association taxable as a corporation for U.S. federal income tax purposes. Furthermore, effective January 1, 2017, the Fund elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Members, and all distributions of earnings and profits would be taxable to Members as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment under Subchapter M. In order to comply with the requirements of Subchapter M, the Fund must distribute substantially all of its taxable income and gains to its Members and meet certain diversification and income requirements with respect to its investments. The Onshore Subsidiary will continue to be treated as an association taxable as a corporation for U.S. federal income tax purposes. The Offshore Subsidiary will continue to be treated as an entity separate from its sole owner, the Fund, and thus is disregarded, for U.S. federal income tax purposes. In preparing its consolidated financial statements, the Onshore Subsidiary is required to recognize its estimate of income taxes for Federal and State purposes as a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. If the Onshore Subsidiary has a deferred tax asset, consideration is given to whether a valuation allowance is required. The Offshore Subsidiary is not subject to U.S. federal and state income taxes.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2020, the tax years from the year 2016 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

During the fiscal year ended March 31, 2020, the Fund reclassified $36,151,328 from undistributed net investment income, $(68,511,589) of accumulated net realized gain (loss) on investments and forward foreign currency contracts and $0 of accumulated net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation, to paid-in capital. The reclassification reflected an adjustment to paid-in capital due to the change for federal income tax purposes from taxation as a partnership to taxation as a RIC.

No current or deferred taxes were recognized for the Onshore Subsidiary and Offshore Subsidiary.

j. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, as well as the reported increases and decreases in capital from operations during the reporting period. Actual results may differ from those estimates.

k. Consolidated Financial Statements

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

l. Disclosures about Offsetting Assets and Liabilities

The Fund is subject to Financial Accounting Standards Board’s (“FASB”) Disclosures about Offsetting Assets and Liabilities that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2020 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Consolidated Statement of Assets and Liabilities. The table below presents the amounts of the Fund’s derivative assets as of September 30, 2020: gross, net of amounts available for offset under a MNA, and net of the related collateral received and/or pledged, if any, by the Fund:

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received[1]	Net Amount[2]
Barclays	$8,207,694	$—	$(8,207,694)	$—

[1]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

m. Recently Adopted Accounting Pronouncement

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. The Adviser is currently evaluating the impact that the adoption of this standard will have on the Fund’s financial statements and related disclosures.

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized in the three tiers of hierarchy listed below:

Valuation of Investments

●

Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

●

Level 2 – Pricing inputs are observable inputs other than quoted prices in active markets (i.e., not Level 1 inputs). Fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2020 (Unaudited) (continued)

3. Fair Value Measurements (continued)

●

Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers quotes; and discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund’s investments classified in the fair value hierarchy as of September 30, 2020:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$142,204,735	$—	$—	$142,204,735
Direct Investments:
Direct Equity	98,983,076	321,220,977	2,973,628,394	3,393,832,447
Direct Debt	—	—	842,084,865	842,084,865
Total Direct Investments*	$98,983,076	$321,220,977	$3,815,713,259	$4,235,917,312
Secondary Investments*	—	—	501,728,361	501,728,361
Primary Investments*	—	—	826,448,922	826,448,922
Short-Term Investments	—	—	—	—
Total Investments	$241,187,811	$321,220,977	$5,143,890,542	$5,706,299,330
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts**	$8,207,694	$—	$—	$8,207,694
Total Assets	$8,207,694	$—	$—	$8,207,694
Total Investments net of Foreign Currency Exchange Contracts	$249,395,505	$321,220,977	$5,143,890,542	$5,714,507,024

*	Private Equity Investments are described in Note 2.b.

**	Forward Foreign Currency Exchange Contracts are described in Note 2.e.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2020 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a reconciliation of the amount of the account balances on April 1, 2020 and September 30, 2020 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2020	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of September 30, 2020
Direct Investments:
Direct Equity Investments	$2,527,297,097	$115,353,966	$524,725,390	$154,009,306	$(215,429,001)	$—	$(132,328,364)	$2,973,628,394
Direct Debt Investments	746,578,424	(27,841,450)	132,801,551	79,299,332	(89,482,785)	729,793	—	842,084,865
Total Direct Investments*	$3,273,875,521	$87,512,516	$657,526,941	$233,308,638	$(304,911,786)	$729,793	$(132,328,364)	$3,815,713,259
Secondary Investments*	404,072,576	(77,034)	79,448,879	34,940,155	(16,656,215)	—	—	501,728,361
Primary Investments*	574,782,992	92,409	149,068,535	129,582,129	(27,077,143)	—	—	826,448,922
Total	$4,252,731,089	$87,527,891	$886,044,355	$397,830,922	$(348,645,144)	$729,793	$(132,328,364)	$5,143,890,542

*

For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, “Secondary Investments” are generally understood to mean Private Equity Fund Investments acquired in the secondary market (See Note 2.b). Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methodologies used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the six months ended September 30, 2020, transfers out of Level 3 were due to increased price transparency.

The amount of the net change in unrealized appreciation (depreciation) for the six months ended September 30, 2020 relating to investments in Level 3 assets still held at September 30, 2020 is $933,732,970, which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2020 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of September 30, 2020:

Type of Security	Fair Value at September 30, 2020 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity	$69,308	Discounted cash flow	Discount factor	8.50% – 13.00% (11.22%)
	2,745,672	Market comparable companies	Enterprise value to EBITDA multiple	6.50x – 23.40x (14.58x)
	13,242	Exit price	Recent transaction price	n/a
	107,595	Recent financing/transaction	Recent transaction price	n/a
	38,694	Reported fair value	Reported fair value	n/a
	1,351	Market comparable companies	Enterprise value to sales multiple	0.70x – 0.70x (0.70x)
Direct Debt	$377,297	Broker quotes	Indicative quotes for an inactive market	n/a
	466,524	Discounted cash flow	Discount factor	0.00% – 20.04% (9.44%)
	14	Exit price	Recent transaction price	n/a
Primary and Secondary Investments	$1,328,178	Adjusted reported net asset value	Reported net asset value/Fair value adjustments	n/a

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Level 3 Direct Debt Investments, the Fund estimates fair value through the use of earnings and multiples analysis or a discounted cash flows analysis that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

4. Revolving Credit Agreement

Effective February 2, 2016, the Fund entered into a secured, committed multicurrency revolving line of credit (“LOC”) facility with Lloyds Bank Corporate Markets plc (successor of Lloyds Bank plc) and NatWest Markets plc (successor of The Royal Bank of Scotland plc) in the aggregate maximum principal amount of $150,000,000. On January 15, 2019, the Fund increased the LOC by $50,000,000, bringing the total commitments to $200,000,000. On June 13, 2019, the Fund increased the facility bringing the aggregate facility commitments to $300,000,000, with the following revised commitment amounts: Lloyds Bank Corporate Markets plc ($150,000,000), NatWest Markets plc ($50,000,000), UBS AG ($50,000,000), and Barclays Bank PLC ($50,000,000). On April 27, 2020 the Fund increased the LOC by $100,000,000, bringing the total commitments to $400,000,000. The Fund anticipates that this line of credit facility will be used primarily for working capital requirements and for financing investments and funding associated costs and expenses. The Fund will incur additional interest and other expenses for the use of this and other future line of credit facilities. Borrowings under this facility are charged a rate of interest per annum that is the aggregate of the applicable margin of 3.25% and London Interbank Offered Rate (“LIBOR”) or, in relation to any loan in Euros, the Euro Interbank Offered Rate (“EURIBOR”), and a commitment fee of 1.20% per annum on the daily unused portion. For the six months ended September 30, 2020, the Fund incurred $45,696 of interest on borrowings. At September 30, 2020 there were no outstanding borrowings under the Credit Facility. In addition to the Commitment fees of 1.20% the Fund pays Arrangement fees based on the rate agreed to with the various lenders, Agency fees of $25,000 per annum, Monitoring fees of $25,000 per annum and Trustee fees of $15,000 per annum. The term of the LOC facility runs until February 2, 2023.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2020 (Unaudited) (continued)

5. Unit Transactions/Subscription and Repurchase of Units

In general, Units are offered for purchase as of the first day of each calendar month. However, Units may be offered more or less frequently as determined by the Board in its sole discretion.

Pursuant to the conditions of an exemptive order issued by the SEC, and in compliance with Rule 12b-1 under the Investment Company Act, the Fund has adopted a Distribution and Service Plan for the Class A Units (the “Distribution Plan”). The Distribution Plan allows the Fund to pay distribution fees for the promotion and distribution of its Class A Units and the provision of personal services to holders of Class A Units. Under the Distribution Plan, the Fund may pay to the Fund’s placement agent other qualified recipients as compensation up to 0.70% on an annualized basis of the value of the Fund’s net asset attributable to Class A Units (the “Distribution Fee”). Payment of the Distribution Fee is governed by the Distribution Plan. The Distribution Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund solely with respect to Class A Units. Class I Units are not subject to the Distribution Plan or the Distribution Fee and do not bear any expenses associated therewith. In addition, under the Distribution Plan, subscriptions for Class A Units may be subject to a placement fee (the “Placement Fee”) of up to 3.50% of the subscription amount. No Placement Fee may be charged without the consent of the placement agent.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Fund conduct quarterly repurchase offers for Units having an aggregate value of no more than 5% of the Fund’s net assets each January 1st, April 1st, July 1st and October 1st. The Fund is entitled to charge a 2.00% early repurchase fee for any repurchase of Units from a Member at any time prior to the day immediately preceding the first anniversary of the Member’s purchase of such Units.

Transactions in Units were as follows:

	For the Six Months Ended September 30, 2020		For the Year Ended March 31, 2020
	Units	Dollar Amounts	Units	Dollar Amounts
Class A Units
Sales	33,794,585	$198,980,426	132,339,978	$787,428,343
Reinvestments	—	—	12,073,872	73,697,727
Repurchases	(14,274,110)	(88,523,208)	(15,651,641)	(90,728,026)
Class exchanges	(1,098,144)	(6,259,617)	(11,389,149)	(67,192,184)
Net increase (decrease)	18,422,331	$104,197,601	117,373,060	$703,205,860
Class I Units
Sales	27,230,507	$162,506,927	90,491,877	$542,182,077
Reinvestments	—	—	9,524,691	58,571,137
Repurchases	(15,026,872)	(94,367,928)	(27,840,814)	(158,523,173)
Class exchanges	1,087,027	6,259,617	11,330,170	67,192,184
Net increase (decrease)	13,290,662	$74,398,616	83,505,924	$509,422,225

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2020 (Unaudited) (continued)

6. Management Fees, Incentive Fee and Fees and Expenses of Managers

Under the terms of the Investment Management Agreement the Adviser is responsible for providing day-to-day investment management and certain other services to the Fund, subject to the ultimate supervision of and to any policies established by the Board. Accordingly, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program. In consideration for its investment management services under the Investment Management Agreement, the Fund pays the Adviser a monthly management fee equal to 1/12th of 1.50% (1.50% on an annualized basis) of the greater of (i) the Fund’s net asset value and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment. However, the Investment Management Agreement provides that in no event will the management fee exceed 1.75% as a percentage of the Fund’s net asset value. For the six months ended September 30, 2020, the Fund accrued $46,966,604 in management fees due to the Adviser.

At the end of each calendar quarter (and at certain other times), the Adviser will be entitled to receive an amount (the “Incentive Fee”) equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the New Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the beginning of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses. The Fund maintains a memorandum account (the “New Loss Recovery Account”), which had an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Members will benefit from the New Loss Recovery Account in proportion to their holdings of Units. For the six months ended September 30, 2020, the Fund accrued $41,913,662 in Incentive Fees due to the Adviser.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction related expenses arising out of investments made by the Fund, extraordinary expenses, the Incentive Fee, and any acquired fund fees and expenses) do not exceed 3.00% on an annualized basis with respect to Class A Units and 2.30% on an annualized basis with respect to Class I Units (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party. During the six months ended September 30, 2020, the Advisor did not waive any fees and the Fund did not pay any recoupment of existing waivers pursuant to the Expense Limitation Agreement.

In consideration of the services rendered by each Manager who was not an “interested person” of the Fund, as defined by the Investment Company Act (each, an “Independent Manager”), effective January 1, 2019, the Fund pays each Independent Manager an annual fee of $84,167. Additionally, effective April 1, 2016 the Fund pays an additional fee of $10,000 per year to the Chairman of the Board and the Chairman of the Audit Committee. The Fund also reimburses the expenses of the Independent Managers in connection with their services as Managers. The Managers do not receive any pension or retirement benefits from the Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2020 (Unaudited) (continued)

7. Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” with the Fund if the Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of September 30, 2020:

	Shares/ Principal as of September 30, 2020	Fair Value as of March 31, 2020	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of September 30, 2020	Affiliated Income/ Accretion of Discount
Non-Controlled Affiliates
AAVAS Financiers Limited	4,932,728	$82,170,894	$1,620,200	$(1,620,200)	$(203,000)	$5,704,785	$87,672,679	$13,667,119
Astorg Co-Invest SGG, FCPI(3)	—	25,870,794	4,585,929	—	—	40,834,412	71,291,135	—
Camelia Investment 1 Limited	6,768,704,353	130,581,199	—	—	—	30,704,110	161,285,309	—
Confluent Health, LLC	27,260	23,208,670	34,390	—	—	8,144,749	31,387,809	—
ECP Holding Company, LLC(3)(4)	—	26,040,248	—	(44,652,079)	35,952,079	(17,340,248)	—	—
ECP Parent, LLC	100,000,000	95,513,500	—	—	—	4,486,500	100,000,000	—
EnfraGen, LLC	37,786	38,787,941	16,910	(23,750)	—	9,254,918	48,036,019	69,410
EQT Jaguar Co-Investment SCSp(3)	—	47,448,633	—	—	—	17,817,022	65,265,655	—
GlobalLogic Worldwide Holdings, Inc.(5)	701,927	163,020,474	—	—	—	18,945,998	181,966,472	24,840,064
Huntress Co-Investment L.P.(3)	—	49,613,325	—	—	—	(1,804,591)	47,808,734	—
Luxembourg Investment Company 285 S.à r.l.(6)	14,865,773	36,630,514	—	—	—	12,795,054	49,425,568	—
Luxembourg Investment Company 293 S.à r.l.	10,752,136	30,686,603	55,985	(55,986)	(5,054)	11,141,758	41,823,306	—
Luxembourg Investment Company 314 S.à r.l.(6)	192,000	1	—	—	—	—	1	—
MHS Acquisition Holdings, LLC	34,242	450,577	—	—	—	141,768	592,345	—
MHS Blocker Purchaser L.P.(3)	—	30,494,901	—	—	—	15,304,672	45,799,573	—
Murra Warra Asset Hold Trust	13,186,543	14,009,086	—	—	—	7,978,973	21,988,059	—
Murra Warra II Asset Hold Trust	5,402,025	—	1,616,313	—	—	8,229	1,624,542	—
Murra Warra Project Hold Trust	429,366	3,502,274	—	—	—	1,994,742	5,497,016	—
Murra Warra II Project Hold Trust	10	—	404,078	—	—	2,058	406,136	—
OHCP IV SF COI, L.P.(3)	—	16,819,852	—	—	—	8,181,499	25,001,351	—
Onecall Holdings, L.P.(3)	—	71,681,769	—	—	—	43,733,423	115,415,192	—
PG BRPC Investment, LLC	32,079	31,440,647	—	—	—	12,518,576	43,959,223	—

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2020 (Unaudited) (continued)

7. Affiliated Investments (continued)

	Shares/ Principal as of September 30, 2020	Fair Value as of March 31, 2020	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of September 30, 2020	Affiliated Income/ Accretion of Discount
PG Lion Management Warehouse S.C.S(3)(6)	—	$944,704	$—	$—	$—	$426,536	$1,371,240	$—
Polyusus Lux XVI S.a.r.l.	289,102,341	24,494,283	—	—	—	(5,145,148)	19,349,135	—
Quadriga Capital IV Investment Holding II L.P.(3)	—	30,420,817	—	—	—	10,631,027	41,051,844	—
Root JVCo S.à r.l.	8,243,200	—	60,440,890	—	—	(21,038)	60,419,852	—
Safe Fleet Holdings LLC(7)	2,900,687	2,497,087	671	(27,313)	65	277,132	2,747,642	59,970
SnackTime PG Holdings, Inc.	12	53,794,557	—	—	—	31,354,429	85,148,986	—
Total Non-Controlled Affiliates		$1,030,123,350	$68,775,366	$(46,379,328)	$35,744,090	$268,071,345	$1,356,334,823	$38,636,563

(1)

Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.

(2)

Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.

(3)	Investment does not issue shares.

(4)	Investment was exited during the period ended September 30, 2020.

(5)

The financial statements for the period ended March 31, 2020 incorrectly reflected this investment as an unaffiliated investment rather than an affiliated investment. Fund management has evaluated the impact of this misstatement on the previously issued financial statements as of and for the year ended March 31, 2020 taken as a whole and concluded that such financial statements were not materially misstated. However, in order to correctly present affiliated investments, the above table has been revised to appropriately reflect the investment as an affiliated investment as of March 31, 2020.

(6)	Luxembourg Investment Company 285 S.à.r.l, Luxembourg Investment Company 314 S.à.r.l and PG Lion Management Warehouse S.C.S. are related to the same investment.

(7)	This investment is associated with OHCP IV SF COI, L.P.

8. Accounting and Administration Agreement

The Administrator serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services pursuant to an Accounting and Administration Agreement between the Fund and the Administrator. For its services the Administrator receives a fixed monthly fee that is based upon average net assets of the Fund, fees on portfolio transactions, as well as reasonable out of pocket expenses. For the six months ended September 30, 2020, the Fund accumulated $2,362,306 in administration and accounting fees due to the Administrator.

9. Investment Transactions

Total purchases of investments for the six months ended September 30, 2020 amounted to $435,301,613. Total distribution proceeds from sale, redemption, or other disposition of investments for the six months ended September 30, 2020 amounted to $399,562,200. Total purchases and sales of short-term investments amounted to $0 and $200,000,000, respectively, for the six months ended September 30, 2020. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The Fund relies upon actual and estimated tax information provided by the managers of the Private Equity Fund Investments as to the amounts of taxable income allocated to the Fund as of September 30, 2020.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2020 (Unaudited) (continued)

10. Indemnification

In the normal course of business, the Fund may enter into contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

11. Commitments

As of September 30, 2020, the Fund had funded $6,389,896,930 or 84.7% of the $7,546,144,761 of its total commitments to Private Equity Investments. With respect to its (i) Direct Investments it had funded $4,715,116,803 of $4,826,980,249 in total commitments, (ii) Secondary Investments it had funded $855,640,018 of $974,234,637 in total commitments, and (iii) Primary Investments it had funded $819,140,110 of $1,744,929,875 in total commitments, in each case, as of September 30, 2020.

12. Risk Factors

An investment in the Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all its available capital in Private Equity Investments. Typically, these investments are in restricted securities that are not traded in public markets and are subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of investments in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private securities are illiquid, can be subject to various restrictions on resale, and there is no assurance that the Fund will be able to realize the value of such investments in a timely manner. Private Equity Fund Investments are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Private Equity Fund Investments. Except where a market exists for the securities in which the Fund is directly or indirectly invested, the valuations of the Fund’s investments are estimated. Due to the inherent uncertainty in estimated valuations, those valuations may differ from the valuations that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Units provide limited liquidity. It is currently intended that Members will be able to redeem Units only through quarterly offers by the Fund to purchase a limited number of Units. Those offers are at the discretion of the Board on the recommendation of the Adviser. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Units and should be viewed as a long-term investment. No guarantee or representation is made that the Fund’s investment objective will be met.

13. COVID-19

There has been increased uncertainty and disruption in the global economy and financial markets due to the COVID-19 pandemic and efforts to contain its spread that have impacted and will continue to impact the operations, financial condition, liquidity and cash flows of the Fund and its underlying portfolio companies and industries for an indefinite period of time. To the extent that the pandemic has affected the portfolio companies’ estimated performance and valuation multiples to date, these effects are reflected in the financial statements in the filing. The ongoing effects of the pandemic on the accounting and business performance of the portfolio companies and the industries, countries or market sectors in which they operate continue to develop, and the duration and full impact of the pandemic remain unknown. Some of these companies and industries may be harmed financially from the pandemic, while others may benefit financially. The Fund is broadly diversified across hundreds of issuers. Given this portfolio diversification and based on current information, management is currently unaware of any significant concentration of risk related to COVID-19.

The Fund is unable to predict the full impact that COVID-19 will have on the Fund’s operations, financial condition, liquidity, and cash flows because of uncertainties about the duration and severity of the pandemic. These and other factors will be updated from time to time in periodic filings with the SEC.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2020 (Unaudited) (continued)

14. Tax Information

As of September 30, 2020, for U.S. federal income tax purposes, the Fund’s aggregate unrealized appreciation and depreciation on its investments based on cost were as follows:

	Investments	Forward Foreign Currency Contracts
Tax Cost	$4,415,652,400	$991,030,854
Gross unrealized appreciation	1,476,574,786	8,207,694
Gross unrealized depreciation	(185,927,856)	—
Net unrealized investment appreciation	$1,290,646,930	$8,207,694

The tax cost of the Fund’s investments as of September 30, 2020, approximates their amortized cost.

15. Subsequent Events

On July 13, 2020, the Board approved a Plan of Reorganization, which contemplates the reorganization of Partners Group Private Income Opportunities, LLC (the “Acquired Fund,” and together with the Fund, the “Funds”) into the Fund. The reorganization is expected to take effect on or about December 31, 2020, subject to the approval of the Acquired Fund’s shareholders and the satisfaction of applicable regulatory requirements and other customary closing conditions. The reorganization does not require the approval of the Fund’s unitholders.

After considering the recommendation of the Adviser, the Board concluded that the reorganization would be in the best interests of the Fund and its unitholders and that the value of the unitholders’ interests will not be diluted as a result of the reorganization. It is currently anticipated that the reorganization will be effected on a tax-free basis for federal income tax purposes.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Fund Expenses — for the period from April 1, 2020 through September 30, 2020 (Unaudited)

Example: As a Fund Member, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The actual and hypothetical expense Examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended September 30, 2020.

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the Members reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/20)	Ending Account Value (9/30/20)	Expenses Paid During the Period*	Annualized Net Expense Ratio**
Actual
Class A Shares	$1,000.00	$1,220.80	$23.15	4.16%
Class I Shares	$1,000.00	$1,225.00	$19.22	3.45%

	Beginning Account Value (4/1/20)	Ending Account Value (9/30/20)	Expenses Paid During the Period*	Annualized Net Expense Ratio**
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,004.22	$20.89	4.16%
Class I Shares	$1,000.00	$1,007.79	$17.34	3.45%

*

Expenses are calculated using to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on April 1, 2020.

**

Annualized ratio of expenses to average net assets for the period from April 1, 2020 through September 30, 2020. The expense ratio includes the effect of expenses waived or reimbursed by the Fund’s investment adviser.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (II) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT (and its predecessor form, Form N-Q) is available on the SEC’s website at www.sec.gov.

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ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Equity (Master Fund), LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 2, 2020

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date:	December 2, 2020

*	Print the name and title of each signing officer under his or her signature.